As filed with the Securities and Exchange Commission on April 15, 1999
                                                       '33 Act File No. 33-67386

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                             ----------------------
                         Post-Effective Amendment No. 10
                                       to
                                    Form S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            ------------------------

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                              (Exact Name of Trust)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                              206 South 13th Street
                             Lincoln, Nebraska 68508
          (Complete Address of Depositor's Principal Executive Offices)

                                   JOHN MORRIS
                          Lincoln Benefit Life Company
                              206 South 13th Street
                             Lincoln, Nebraska 68508
                                 1-800-525-9287

                (Name and Complete Address of Agent for Service)
Copy to:
Joan E. Boros, Esquire
Jordan Burt Boros  Cicchetti  Berenson & Johnson
1025 Thomas  Jefferson  Street, N.W.
Washington, D.C. 20007-5201

Securities being offered - flexible premium variable universal life insurance policies.
                            -------------------------

            It is proposed that this filing will become effective:

                   immediately upon filing pursuant to paragraph (b) of Rule 485
            -----
              X    on May 1, 1998 pursuant to paragraph (b) of Rule 485
            -----
                   60 days after filing pursuant to paragraph (a) of Rule 485
            -----
                   on (date) pursuant to paragraph (a) of Rule 485
            -----

Pursuant  to  Section  24 (F)  under the  Investment  Company  Act of 1940,  the
Registrant  has  registered  an  indefinite   amount  of  securities  under  the
Securities Act of 1933.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                       CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in prospectus of information required by Items of Form N-8B-2

ITEM NUMBER IN FORM N-8B-2                  CAPTION IN PROSPECTUS
--------------------------          ------------------------------------

                  ORGANIZATION AND GENERAL INFORMATION
                  ------------------------------------------------------------------


 1. (a) Name of trust.......................................     Cover, Definitions

    (b) Title of each class of..............................     Cover, Payment &
                                                                 Allocation of Premiums securities issued

 2.  Name & address of each depositor.......................     Cover, Lincoln Benefit Life Company

 3.  Name & address of custodian............................     Separate Account

 4.  Name & address of principal. underwriter...............     Payment & Allocation of Premiums,
                                                                 Distribution of the Policy

 5.  State in which organized...............................     Separate Account

 6.  Date of organization...................................     Separate Account

 9.  Material litigation....................................     Legal Proceedings

          GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
  ------------------------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
-------------------------------------------------------------------------------

10.  (a),(b)  Type of Securities............................     Cover, Payment & Allocation of
                                                                 Premiums

     (c)   Rights of securityholders........................     Cover, Surrender & Withdrawal Privileges
           re: withdrawal or redemption                          Policy Loans, "Free Look" Period, Right
                                                                 to Exchange

     (d)   Rights of securityholders........................     Cover, Right to Exchange, Surrender &
           re: conversion, transfer or                           Withdrawal Privileges, Payment &
           partial withdrawal                                    Allocation of Premiums, Transfers,
                                                                 "Free Look" Period

     (e)   Rights of securityholders........................     Policy Lapse, Reinstatement
           re: lapses, default,& reinstatement

     (f)   Provisions re: voting rights.....................     Voting Rights

     (g)   Notice to securityholders........................     Reports & Records

     (h)   Consent of Security. Holders.....................     Additions, Deletions or Substitutions of
                                                                 Investments, Payment & Allocation of Premiums

     (i)   Other principal features.........................     Charges & Deductions, Policy Benefits
                                                                 & Rights, Policy Value, Other Matters

Information Concerning Securities Underlying Trust's Securities
-----------------------------------------------------------------------------

11.  Unit of specified securities in which..................     Cover, The Portfolios
     securityholders have an interest

12.  (a)-(d) Name of company, & name........................     Cover, The Portfolios
           & address of its custodian

Information Concerning Loads, Fees, Charges & Expenses
-----------------------------------------------------------------------------
13.  (a)     With respect to each load,.....................     Charges & Deductions
             fee, charge & expense

     (b)     Deductions for sales charges...................     Surrender Charge

     (c)     Sales load as percentage.......................     Surrender Charge
             of amount invested

     (d)-(g) Other loads, fees &............................     Monthly Deductions, Premium Charges,
             expenses                                            Risk Charge, Transfer Fee, Administrative
                                                                 Expense Charge, Other Charges

Information Concerning Operation of Trust
----------------------------------------------------

14.  Procedure for applications for &.......................     Payment & Allocation of Premiums,
     issuance of trust's securities                              Distribution of the Policy

15.  Procedure for receipt of payments......................     Payment & Allocation of Premiums,
     from purchases of trust's securities                        Payment of Premiums, Monthly Guarantee
                                                                 Premiums, Allocation of Premiums,
                                                                 Transfers

16.  Acquisition & disposition of...........................     Cover, The Portfolios
     underlying securities

17.  (a)     Procedure for withdrawal.......................     Cover, Surrender & Withdrawal Privileges
                                                                 "Free Look" Period, Right to Exchange

     (b)     Redemption or repurchase.......................     "Free Look" Period, Right to Exchange

     (c)     Cancellation or resale.........................     "Free Look" Period, Right to Exchange



ITEM NUMBER IN FORM N-8B-2                  CAPTION IN PROSPECTUS
---------------------------        -------------------------------------

18.  Purchase of underlying securities......................      The Portfolios, Allocation of
                                                                  Premiums, Transfers

19.  Procedure for keeping records &........................      The Portfolios, Reports & Records
     furnishing information to securityholders

21.  (a) & (b) Loans to securityholders.....................      Policy Loans

23.  Bonding arrangements for depositor.....................      Safekeeping of the Separate Account's
                                                                  Assets

24.  Other material provisions..............................      General Provisions

            ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
    ----------------------------------------------------------------------------

Organization & Operations of Depositor
------------------------------------------------
25.  Form, state & date of organization.....................      Lincoln Benefit Life Company
     of depositor

27.  General character of business of.......................      Lincoln Benefit Life Company
     depositor

28.  (a) 5% ownership.......................................      Lincoln Benefit Life Company
     (b) Business experience of.............................      Executive Officers & Directors of
         officers & directors of                                  Lincoln Benefit Life Company
         the depositor

Companies Owning Securities of Depositor
----------------------------------------------------

29.  Each company owning 5% of voting.......................      Lincoln Benefit Life Company
     securities of depositor

Controlling Persons
------------------------

30.  Control of depositor...................................      Lincoln Benefit Life Company

                     DISTRIBUTION & REDEMPTION OF SECURITIES
        -----------------------------------------------------------------

Distribution of Securities
------------------------------

35.  Distribution...........................................     Lincoln Benefit Life Company,
                                                                 Distribution of the Policy



ITEM NUMBER IN FORM N-8B-2                  CAPTION IN PROSPECTUS
------------------------------       ------------------------------------

38.   (a)    General description of.........................     Distribution of the Policy
             method of distribution of securities

      (b)    Selling agreement between......................     Distribution of the Policy
             trust or depositor & underwriter

      (c)    Substance of current...........................     Distribution of the Policy
             agreements

Principal Underwriter
--------------------------

39.   (a) & (b) Principal Underwriter.......................     Distribution of the Policy

41.   Character of Underwriter's business...................     Distribution of the Policy

Offering Price or Acquisition Value of Securities of Trust
---------------------------------------------------------------------

44.  Information concerning offering........................     The Portfolios, Policy Value, Net
     price or acquisition valuation of                           Investment Factor
     securities of trust.  (All underlying
     securities are shares in registered
     nvestment companies.)

Redemption Valuation of Securities of Trust
-----------------------------------------------------

46.  Information concerning redemption .....................     The Portfolios, Policy Value, Net
     valuation of securities of trust.  (All                     Investment Factor
     underlying shares are shares in a
     registered investment company.)

Purchase & Sale of Interests in Underlying Securities
----------------------------------------------------------------

47.   Maintenance of Position...............................     Cover, Separate Account, The
                                                                 Portfolios, Payment & Allocation of
                                                                 Premiums


                   INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
 ------------------------------------------------------------------------------

48.   Custodian of trust....................................     Separate Account

50.   Lien on trust assets..................................     Separate Account

ITEM NUMBER IN FORM N-8B-2                  CAPTION IN PROSPECTUS
--------------------------            ------------------------------------

            INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------

51.  (a)    Name & address of insurer.......................     Cover, Lincoln Benefit Life Company

     (b)    Types of policies...............................     Cover, Payment & Allocation of Premiums,
                                                                 Federal Tax Matters

     (c)    Risks insured & excluded........................     Death Benefit, Optional Insurance Benefits
                                                                 Misstatements, Suicide

     (d)    Coverage........................................     Cover, Payment & Allocation of Premiums

     (e)    Beneficiaries...................................     Death Benefit, Beneficiaries

     (f)    Terms of cancellations..........................     Policy Lapse, Reinstatement
                                                                 & reinstatement

     (g)    Method of determining...........................     Payment of Premiums, Guarantee
            amount of premium paid by holder                     Premiums, Premium Limitations, Allocation
                                                                 of Premiums


                              POLICY OF REGISTRANT
                       ----------------------------------

52.   (a) & (c) Selection of Portfolio......................     Additions, Deletions or Substitutions of
                securities                                       Investments

Regulated Investment Company
--------------------------------------

53.   (a)       Taxable status of trust.....................     Taxation of the Separate Account


                      FINANCIAL AND STATISTICAL INFORMATION
        ----------------------------------------------------------------

59.   Financial Statements..................................     Financial Statements

------------------------
* Items not listed are not applicable to this Registration Statement

                                   PROSPECTUS
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY

                          LINCOLN BENEFIT LIFE COMPANY
                                 1-800-525-9287


OPERATIONS CENTER ADDRESS:                  MAILING ADDRESS:
206 SOUTH 13TH STREET                       P.O. BOX 82532
LINCOLN, NEBRASKA 68508                     LINCOLN, NEBRASKA 68501-2532


The Policy is designed to provide both life insurance protection and flexibility in connection with premium payments and death benefits. Subject to certain restrictions, you may vary the frequency and amount of the premium payments and increase or decrease the level of life insurance benefits payable under the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance policy.

We will pay a Death Benefit upon the Insured's death. You may choose one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Policy; or (2) a variable amount, which generally equals the face amount plus the Policy Value. While the Policy remains in force, the Death Benefit will not be less than the current face amount of the Policy, minus any outstanding Policy debt and any due and unpaid charges. The minimum face amount of a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Policy Date). We guarantee your Policy will stay in force and provide a Guaranteed Minimum Death Benefit for a specified period if you pay the Monthly Guaranteed Premium. If you do not pay the Monthly Guaranteed Premium, your Policy will terminate if the Lapse Determination Value becomes insufficient to pay the monthly charge when due.

You may choose to invest in one or more Subaccounts of the Separate Account or the Fixed Account. The Policy provides a free look period. You may cancel the Policy by returning it to us within the later of 10 days after you receive the Policy, or after a longer period if required by state law. We will refund the Policy Value as of the date we receive the Policy, plus any charges previously deducted, unless your state requires a refund of premium.


The Portfolios underlying the Separate Account currently are:

JANUS ASPEN SERIES: Flexible Income Portfolio, Balanced Portfolio, Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND: Money Market Portfolio; Equity-Income Portfolio; Growth Portfolio; Overseas Portfolio

FIDELITY  VARIABLE   INSURANCE   PRODUCTS  FUND  II:  Asset  Manager  Portfolio;
Contrafund Portfolio

IAI RETIREMENT FUNDS, INC.: IAI Regional Portfolio; IAI Balanced Portfolio; IAI Reserve Portfolio

FEDERATED INSURANCE MANAGEMENT SERIES: Federated Utility Fund II; Federated Fund for U.S. Government Securities II; Federated High Income Bond Fund II

SCUDDER VARIABLE LIFE INVESTMENT FUND: Bond Portfolio


The Policy does not contain a minimum guaranteed Policy Value. Your Policy Value will rise and fall, depending on investment experience of the Portfolios underlying the Subaccounts to which you allocate your Premium. You bear the entire investment risk for all amounts so allocated. The Policy Value will also reflect the amount of premium payments, any partial surrenders, and charges imposed.

We will not accept any premium that could cause the Policy not to qualify as a Life insurance contract under the Tax Code.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.


It may not be financially advantageous to replace existing insurance coverage or buy additional insurance if you already own a variable life insurance policy.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. IF ANY OF THE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CONTACT US AND WE WILL SEND YOU THE PROSPECTUS YOU NEED.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES. EACH OF THE PORTFOLIOS AND FIXED
ACCOUNT  MAY  NOT  BE  AVAILABLE.   CHECK  WITH  YOUR  LOCAL  REPRESENTATIVE  ON
AVAILABILITY.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DATE OF THIS PROSPECTUS IS MAY 1, 1999

TABLE OF CONTENTS

DEFINITIONS...............................................
QUESTIONS AND ANSWERS ABOUT YOUR POLICY...................
PURCHASE OF POLICY AND ALLOCATION OF PREMIUMS.............
Application for a Policy..................................
Premiums..................................................
Premium Limits............................................
Modified Endowment Contracts..............................
Monthly Guarantee Premiums................................
Lifetime Guarantee Premium................................
Safety Net Premium........................................
Allocation of Premiums....................................
Policy Value..............................................
Accumulation Unit Value...................................
Transfer of Policy Value..................................
Transfers Authorized by Telephone.........................
Dollar Cost Averaging Program.............................
Portfolio Rebalancing.....................................
Specialized uses of the Policy

INVESTMENT AND FIXED ACCOUNT OPTIONS......................
The Portfolios............................................
Voting Rights.............................................
Additions, Deletions or Substitutions of Investments......
The Fixed Account.........................................

POLICY BENEFITS AND RIGHTS................................
Death Benefit.............................................
Death Benefit Options.....................................
Change in Face Amount.....................................
Optional Insurance Benefits...............................
Policy Loans..............................................
Amount Payable on Surrender of the Policy.................
Partial Withdrawals.......................................
Settlement Options........................................
Maturity..................................................
Lapse and Reinstatement...................................
Cancellation and Exchange Rights..........................
Postponement of Payments..................................

CHARGES AND DEDUCTIONS....................................
Premium Charges...........................................
Monthly Deductions........................................
Cost of Insurance.........................................
Administrative Expense Charge.............................
Risk Charge...............................................
Surrender Charge..........................................
Contingent Deferred Sales Charge..........................
Contingent Deferred Administrative Charge.................
Surrender Charge on Increases in Initial Face Amount......
Transfer Fee..............................................
Deduction for Separate Account Income Taxes...............
Portfolio Expenses........................................

GENERAL POLICY PROVISIONS.................................
The Policy................................................
Statements to Policy Owners...............................
Limit on Right to Contest.................................
Suicide...................................................
Misstatements.............................................
Beneficiary...............................................
Assignment................................................
Dividends.................................................


FEDERAL TAX MATTERS.......................................
Taxation of the Separate Account..........................
Taxation of Policy Benefits...............................
Modified Endowment Contracts..............................
Diversification Requirements..............................
Ownership Treatment.......................................


DESCRIPTION OF LBL COMPANY AND THE SEPARATE ACCOUNT.......
Lincoln Benefit Life Company..............................
Executive Officers and Directors of
  Lincoln Benefit Life....................................
Separate
Account...................................................
Safekeeping of Separate Account's Assets..................
State Regulation of Lincoln Benefit Life..................
Year 2000.................................................

DISTRIBUTION OF THE POLICIES..............................
MARKET TIMING AND ASSET ALLOCATION SERVICES...............
LEGAL PROCEEDINGS.........................................
LEGAL MATTERS.............................................
REGISTRATION STATEMENT....................................
EXPERTS...................................................
FINANCIAL STATEMENTS......................................
APPENDIX..................................................


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

DEFINITIONS

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT--An accounting unit of measurement which we use to calculate the value of a Subaccount.

AGE--The Insured's age at last birthday.

ATTAINED AGE--The age of the Insured at the last Policy Anniversary.

BENEFICIARY(IES)--The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT--The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT--The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT--The portion of Policy Value allocated to our general account.

GRACE PERIOD--A 61-day period during which the Policy will remain in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED--The person whose life is insured under the Policy.

ISSUE AGE--The Insured's age as of the Issue Date.

ISSUE DATE--The date on which the Policy is issued. It is used to determine policy anniversaries, policy years and policy months in the Policy.


LAPSE DETERMINATION VALUE--The value that must be available to pay a monthly deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.

LOAN  ACCOUNT--An   account   established  for  amounts   transferred  from  the
Subaccounts or the Fixed Account as security for outstanding Policy loans.


MONTHLY AUTOMATIC PAYMENT--A method of paying a Premium each month automatically by bank draft or salary deduction.

MONTHLY DEDUCTION DAY--The same day in each month as the Issue Date. The day of the month on which deductions are taken from your Policy Value.

NET DEATH BENEFIT--The Death Benefit less any Policy Debt.

NET INVESTMENT FACTOR--The factor we use to determine the change in value of an Accumulation Unit in any Valuation period. We determine the Net Investment Factor separately for each Subaccount.

NET POLICY VALUE--The Policy Value less any Policy Debt.

NET PREMIUM--The Premium less the premium tax charge of 2 1/2%.

NET SURRENDER VALUE--The Surrender Value less any Policy Debt.


POLICY DEBT--The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU")--The person(s) having the privileges of ownership defined in the Policy. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE--The sum of the values of your interests in the Subaccounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.


PORTFOLIO(S)--The underlying mutual fund(s) (or investment series thereof) in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM--The amount paid to us for the Policy.

QUALIFIED PLAN--A pension or profit-sharing plan established by a corporation, partnership, sole proprietor, or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.


RECORD DATE--The date we record the Policy on our books as an in force policy.

SEPARATE ACCOUNT--The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUBACCOUNT--A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.


SURRENDER VALUE--The Policy Value less any applicable surrender charges.

TAX CODE--The Internal Revenue Code.

VALUATION DATE--Each day the New York Stock Exchange ("NYSE") is open for business.

VALUATION PERIOD--The period commencing at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern time) on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

QUESTIONS AND ANSWERS
ABOUT YOUR POLICY


The following is a compilation of answers to selected questions that you may have about some of the most important features of your Policy. The remainder of the prospectus, which follows immediately afterward, contains a more complete discussion of these and other matters. Please read the Prospectus carefully.


1. WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE POLICY?


This Policy has a Death Benefit, Policy Value, and other features of life insurance providing fixed benefits. It is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much premium you want to pay. It is a "variable" policy because the Death Benefit and Policy Value vary according to the investment experience of the Portfolios to which you have allocated your Premiums. The Policy Value is not guaranteed. Payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit provision. This Policy provides you with the opportunity to take advantage of any increase in your Policy Value, but you also bear the risk of any decrease.


2. WHAT ARE THE DEATH BENEFIT OPTIONS?


While this Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options.

Under "Option 1," the Death Benefit is the greater of the Face Amount or the Policy Value times a specified percentage. Under Option 2, the Death Benefit is equal to the greater of (a) the Face Amount plus the Policy Value on the Insured's date of death or (b) the Policy Value multiplied by a specified percentage. The Death Benefit under Option 2 is a variable amount. Before we pay the Death Benefit to the Beneficiary, however, we will subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charges.


3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?


Unless otherwise required by your state, we will keep your Policy in force regardless of the investment performance of the underlying funds and provide a Guaranteed Minimum Death Benefit ("GMDB") for either:

a)   the Insured's lifetime, or

b)   for issue ages 0-55: to the Insured's attained age 65;

c)   for issue ages 56-70: 10 Policy years; or

d) for issue ages 71-79: to the Insured's attained age 80, so long as you pay the appropriate monthly guarantee premium.


4. HOW WILL MY POLICY VALUE BE DETERMINED?

Your Premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Subaccounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value will depend upon the amount of Net Premiums paid, partial withdrawals, charges assessed and the performance of the underlying Portfolios. We do not guarantee a minimum Policy Value.

5. WHAT ARE THE PREMIUMS FOR THIS POLICY?


You have considerable flexibility as to the timing and amount of your Premiums. You have a required Premium in your Policy which is based on your Policy's face amount and the Insured's age, sex, and risk class. You do not have to pay the required premium after the first Policy Year. To take advantage of the Guaranteed Minimum Death Benefit feature, you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough premium so that your Lapse Determination Value can pay monthly deductions. Otherwise, you may pay any level of Premium, as long as the Premium paid would not cause your Policy to lose its status as a life insurance contract under the Tax Code. Your Policy has a planned periodic premium which is determined when you purchase a Policy. If you fail to pay a planned periodic premium, we will not automatically terminate your Policy.


6. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?


Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year. You may do so by sending us a written request. To request an increase in Face Amount, you must provide us with satisfactory evidence of insurability that meets our underwriting standards. Any increase in Face Amount must equal at least $10,000. Any increase will increase the charges deducted from your Policy Value. You may not decrease the Face Amount below $25,000.


7. HOW ARE NET PREMIUMS ALLOCATED?


Before your Premiums are allocated to the Policy Value, we deduct 2.5% for premium taxes. (See "Premium Charges," page 15.) The remaining amount is called the Net Premium. When you apply for the Policy, you specify in your application how to allocate your Net Premiums among the Subaccounts and the Fixed Account. You must use whole number percentages and the total allocation must equal 100%. When you pay additional premiums, you should again specify how you want your Net Premiums allocated. If you don't, we will automatically allocate the payment based on the then current Net Premium allocation. You may change your allocation percentages at any time by notifying us in writing.

Generally,  we will  allocate  your  Premiums to the  Subaccounts  and the Fixed
Account as of the date your Premiums are received in our home office. If a Premium requires an underwriting, the Premium will not be allocated nor will it earn interest prior to the Issue Date. Once underwriting approval and Premium is received, we will allocate that Premium in accordance with your most recent instructions. If there are outstanding requirements when we issue the Policy which prevents us from placing your Policy in force, your Premiums will not be allocated until those requirements are satisfied.

You may transfer Policy Values among the Subaccounts and the Fixed Account while the Policy is in force, by writing us or calling us at 1-800-525-9287. While we currently are waiving the transfer fee, the Contract permits us to charge a transfer fee of up to $10 upon the second and each subsequent transfer in a single calendar month. While you may also transfer amounts from the Fixed Account, certain restrictions apply.

You may also want to take advantage of our automatic Dollar Cost Averaging program or Portfolio Rebalancing programs. Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing to up to eight options. Transfers may be made monthly, quarterly or annually. (See "Dollar Cost Averaging Program", page [ ]).

Under the Portfolio Rebalancing program, you can maintain the percentage of your Policy Value allocated to each Subaccount at a pre-set level. Investment results will shift this balance of your Policy Value allocations. If you select rebalancing, we will automatically transfer your Policy Value back to the percentages at the frequency (monthly, quarterly, semiannually, or annually) that you specify. (See "Portfolio Rebalancing," page 10.) You may not use both programs at the same time.

8. WHAT ARE MY ALLOCATION CHOICES UNDER THE POLICY?


You can allocate and reallocate your Policy Value among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Policy, the Separate Account currently invests in the following Portfolios:


FUND                                PORTFOLIO(S)
--------                            --------------------

Janus Aspen Series                  Flexible Income Portfolio
                                    Balanced Portfolio
                                    Growth Portfolio
                                    Aggressive Growth Portfolio
                                    Worldwide Growth Portfolio
--------------------------------------------------------------------------------
Fidelity's                          Money Market Portfolio
Variable Insurance                  Equity-Income Portfolio
Products Fund                       Growth Portfolio
                                    Overseas Portfolio
--------------------------------------------------------------------------------
Fidelity's                          Asset Manager Portfolio
Variable Insurance                  Contrafund Portfolio
Products Fund II
--------------------------------------------------------------------------------
IAI Retirement                      IAI Regional Portfolio
Funds Inc.                          IAI Balanced Portfolio
                                    IAI Reserve Portfolio
--------------------------------------------------------------------------------
Federated Insurance                 Federated Utility Fund II
Management Series                   Federated Fund for
                                      U.S. Government Securities II
                                    Federated High Income Bond Fund II
--------------------------------------------------------------------------------
Scudder Variable Life               Bond Portfolio
Investment Fund
--------------------------------------------------------------------------------


Each Portfolio holds its assets separately from the assets of other Portfolios. Each Portfolio has distinct investment objectives, which are described in the accompanying prospectuses for the Portfolios.


Some of the Portfolios described in this Prospectus may not be available in your Policy. In addition, the Fixed Account is available in most states. The general availability of the Portfolios may be subject to some exceptions. Please check with your local representatives or call us about the availability of the Fixed Account and each of the Portfolios for your Policy.


9. MAY I TAKE OUT A POLICY LOAN?


Yes, you may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a qualified plan. See "Qualified Plans" on page 20.


10. WHAT ARE THE CHARGES DEDUCTED FROM MY POLICY VALUE?


As noted above, when we receive a Premium for you we will deduct a premium tax charge before we allocate your Net Premium to the Policy Value. The premium tax charge is 2.5% of your Premium. After deducting premium taxes, we will take a Monthly Deduction from your Policy Value. The Monthly Deduction will be taken pro-rata from each of your Subaccounts and the Fixed Account. The Monthly Deduction is:

a) Your Policy's cost of insurance and cost of additional benefits provided by rider; plus


b)   A $5.00 Policy fee.


We also deduct an annual administrative charge of 0.20% of your Policy Value during the first twelve Policy Years.


A Mortality and Expense Risk Charge of .70% (on an annual basis) of the value of the Subaccount is assessed daily against each Subaccount. See "Charges and Deductions," page 15, for more details.


We impose a surrender charge to cover a portion of the sales expenses we incur in distributing the Policies. These expenses include agents' commissions, advertising, and the printing of Prospectuses. The surrender charge is described in the answer to Question 11 below and in "Surrender Charge", on page [ ].

The charges assessed under the Policy are described in more detail in "Charges and Deductions", beginning on page [ ].

In addition to our charges under the Policy, each Portfolio deducts amounts from its assets to pay its investment advisory fee and other expenses. You should refer to the Prospectuses for the Portfolios for more information concerning their respective charges and expenses.


11. MAY I SURRENDER THE POLICY?

While your Policy is in force, you may surrender your Policy for the Net Surrender Value. A surrender charge may be imposed upon surrender. You may also withdraw part of your Policy Value through a partial withdrawal, which also may be subject to a proportionate surrender charge (see page 14).


The minimum partial withdrawal that may be taken at any time is $250. The surrender charge consists of: (a) contingent deferred sales charge, and (b) a contingent deferred administrative charge.

The surrender charge during any Policy Year is equal to the sum of these two items multiplied by the applicable surrender percentage as shown in the Policy. The surrender charge is based on the Face Amount of the Policy, and also depends on the issue age, premium class and sex of the Insured.

If you increase the Initial Face Amount of your Policy, we will determine an additional surrender charge amount applicable to the amount of the increase. We calculate the additional surrender charge using the same procedures described above, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued.

We will waive the surrender charge for a 60 day period if we raise your cost of insurance rate scale during the first five Policy Years. See "Surrender Charge," page [ ].


12. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay to ensure that your Policy continues to meet this definition.


Current federal tax law generally excludes all death benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not taxed on any increase in the Policy Value until it is withdrawn. Generally you will be taxed on Policy Value withdrawn from the Policy, and Surrender Value received upon surrender of the Policy, only if these amounts, when added to previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal in excess of premiums paid will be treated as ordinary income.

Special tax rules apply to life insurance policies which meet the definition of a "modified endowment contract". If your Policy fails the "7-pay test" described on page 19, your Policy would be classified as a modified endowment contract. Withdrawals and Policy loans from modified endowment contracts are treated differently. Amounts withdrawn and Policy loans are treated as income first, to the extent of any gain, and then as return of premium. Second, an additional 10% penalty tax is usually imposed on the taxable portion of amounts received before age 59 1/2. For more information, see "Federal Tax Matters," page 18.


13. CAN I RETURN THIS POLICY AFTER IT HAS BEEN DELIVERED?

You may return the Policy to us within ten days after you receive your Policy or after whatever longer period may be permitted by state law.


If you return your Policy, you usually will receive a refund of your Policy Value plus any charges previously deducted. In some states, we are required to send you the amount of your Premiums.



                  PURCHASE OF POLICY AND ALLOCATION OF PREMIUMS


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at our home office. We generally will not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 if the Insured is under 65 and $25,000 if the Insured is 65 or older. Before we issue a Policy, we will require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law.


We will issue your Policy when we have determined that your application meets our underwriting requirements. We will apply our customary underwriting standards to the proposed Insured. The Issue Date will be the date we received the final requirement for issue.


We will commence coverage of the Insured under the Policy on the Record Date. If you pay a Premium with your application and your requested Face Amount is less than $500,000, we will provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. If you qualify for temporary conditional insurance, coverage generally starts when you complete your application and pay the first Premium. A medical exam or lab test results are required. However, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines monthly Deduction Days, Policy Months, and Policy Years.


PREMIUMS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We will send you a reminder notice if you pay annually, semi-annually, or quarterly. You may also make a Monthly Automatic Payment.


After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained below. While your Policy also will show a planned periodic Premium amount, you are not required to pay planned periodic Premiums. You set the planned periodic Premium amount when you purchase your Policy. Your Policy will not lapse, however, merely because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay monthly deductions. See "Monthly Guarantee Premium" on page [ ] below. However, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic premiums can help to keep your Policy in force if your payments are greater than the Safety Net Premium amount.


Premiums must be sent to us at our home office. Unless you request otherwise in writing, we will treat all payments received while a Policy loan exists as new Premium.

PREMIUM LIMITS. Before we will accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of premium that can be contributed under a life insurance policy. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract", a category of life insurance policy defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Tax Considerations--Modified Endowment Contracts", on pages [ ].

Your Policy could be deemed to be a modified endowment contract if, among other things, you pay too much Premium or the Death Benefit is reduced. We will monitor the status of your Policy and advise you if you need to take action to prevent the Policy from being deemed to be a modified endowment contract. If you pay a Premium that would result in your Policy being deemed a modified endowment contract, we will notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy being deemed a modified endowment contract. If, however, you choose to have your Policy deemed a modified endowment contract, we will not refund the Premium.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed to be a modified endowment contract. Our ability to determine whether a replaced policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the policy data we receive from the other insurer. We do not consider ourselves to be liable to you if that data is insufficient to accurately determine whether the replaced policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premium to your Policy without causing it to become a modified endowment contract.


MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums--the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.

LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the monthly deductions, your Policy will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.

SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy will stay in force for a pre-determined time period, even if the Lapse Determination Value becomes insufficient to cover monthly deductions. In most states, the pre-determined time period varies by Issue Age as follows:


Issue Ages 0-55:           to the Insured's attained age 65;
Issue Ages 56- 70:         10 Policy Years; or
Issue Ages 71- 79:         to the Insured's attained age 80.

Different pre-determined time periods may be required in some states.


The Safety Net Premium is equal to the  required  Premium  for the first  Policy
Year.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If, at any time Premiums, minus partial withdrawals and policy debt, are less than the sum of the appropriate Monthly Guarantee Premium times the number of months elapsed, we will let you know. You will be given 61 days to satisfy any shortfall. If you fail to make payments during this period, the Guaranteed Minimum Death Benefit feature will end. Once it has ended, it cannot be reinstated. After the Guaranteed Minimum Death Benefit feature has ended, your Policy will continue in force only so long as its Lapse Determination Value is large enough to pay the monthly deductions. For more detail about the circumstances in which the Policy will lapse, see "Policy Lapse," on page [ ].


Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premiums.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your subsequent Net Premiums in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.


Usually, we will allocate your initial Net Premium to the Subaccounts and the Fixed Account, as you have instructed us, on the Record Date. If you do not pay first Premium until after the Issue Date, we will allocate your initial Net Premium to the Subaccounts on the date we receive it. If there are outstanding requirements when we issue the Policy which prevent us from placing your Policy in force, your Premiums will not be allocated until all requirements are satisfied. No earnings or interest will be credited before the Record Date.

In some states, however, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, we currently will allocate your Net Premium on the Record Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Net Premium received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Net Premium to your specified Subaccounts or the Fixed Account 20 days after the Record Date; if your state's free look period is longer, we will transfer your Net Premium after ten days plus the period required by state law have passed.


We will make all valuations in connection with the Policy on the date a Premium is received or your request for other action is received, if that date is a Valuation Date and a date that we are open for business. Otherwise we will make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business.

POLICY VALUE. Your Policy Value is the sum of the value of your Accumulation Units in the Subaccounts you have chosen, plus the value of your Fixed Account and Loan Account. Your Policy Value will change daily to reflect the performance of the Subaccounts you have chosen, interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed.

There is no minimum guaranteed Policy Value.


On the Issue Date or, if later, the date the first Premium is received, your Policy Value will equal the Net Premium less the monthly deduction for the first policy month.


On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

(1)  The total value of your Accumulation Units in the Subaccount; plus

(2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period, plus

(3) Any Policy Value transferred to the Subaccount during the current Valuation Period, minus

(4) Any Policy Value transferred from the Subaccount during the current Valuation Period, minus

(5) Any amounts withdrawn by you (plus applicable withdrawal charges) from the Subaccount during the current Valuation Period, minus

(6) The portion of any monthly deduction or administrative expense charge allocated to the Subaccount during the current Valuation Period for the Policy month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1)  Any Net Premium allocated to it; plus

(2)  Any Policy Value transferred to it from the Subaccounts; plus

(3)  Interest credited to it; minus

(4)  Any Policy Value transferred out of it; minus

(5)  Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6)  The portion of any Monthly Deduction allocated to the Fixed Account.


All Policy Values equal or exceed those required by law. Detailed explanations of methods or calculation are on file with appropriate regulatory authorities.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Subaccount will vary to reflect the investment experience of the corresponding Portfolio. We will determine the Accumulation Unit Value for each Subaccount on each Valuation Day. A Subaccount's Accumulation Unit Value for a particular Valuation Day will equal the Subaccount's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Subaccount for the Valuation Period then ended. The Net Investment Factor for each Subaccount is (1) divided by (2), where: (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period and (b) the per share amount of any dividend or capital gains distribution by that Portfolio if the ex-dividend date occurs in that Valuation Period; and (2) is the net asset value per share of the corresponding Portfolio at the end of the immediately preceding Valuation Period.


You should refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Subaccount and, therefore, your Policy Value. For more detail, see "Policy Value", on pages [ ].

TRANSFER OF POLICY VALUE. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Subaccounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future.


As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 1999, our offices will be closed on July 5th, November 26th, December 24th and December 31st. For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open.


We have established special requirements for transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60 day period beginning on the Issue Date and each Policy Anniversary. We will not process transfer requests received at any other time. Transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program may occur at any time at the intervals you have selected.

The maximum amount which may be transferred as a lump sum or as portfolio rebalancing transfers from the Fixed Account during a Policy Year usually is:

-    30% of the Fixed Account balance on the most recent Policy Anniversary; or

- the largest total amount transferred from the Fixed Account in any prior Policy Year.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer. We may waive or modify these restrictions on transfers from the Fixed Account. You may not transfer Policy Value or allocate new Premiums into the Fixed Account, if transfers are being made out under the Dollar Cost Averaging program.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We will notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you.

The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we may restrict transfers from the Subaccounts to the Fixed Account in each Policy Year to no more than 30% of the total Subaccount balances as of the most recent Policy Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

In the future, we may charge you the transfer fee described on page [ ], although currently we are waiving it. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING. Under this program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount of your choosing to up to eight options, including the other Subaccounts and the Fixed Account. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will continue until you instruct otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this amount or grant exceptions. If you elect this program, the first transfer will occur one period after the Issue Date.

Your request to participate in this program will be effective when we receive your application in good form at the PO Box given on the first page of this Prospectus. You may elect to increase, decrease or change the frequency or amount of payments under a Dollar Cost Averaging Program. Special restrictions apply to transfers from the Fixed Account. They are explained on page [ ].

The theory of dollar cost averaging is that you will purchase more units when the unit prices are relatively lower than when the prices are higher. As a result, when purchases are made at fluctuating prices, the average cost per unit is less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program; nor will it prevent or necessarily reduce losses in a declining market. You may not use dollar cost averaging and portfolio rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio rebalancing allows you to maintain the percentage of your Policy Value allocated to each Subaccount and the Fixed Account at a pre-set level. For example, you could specify that 30% of your Policy Values should be in the Balanced Portfolio, 40% in the Growth Portfolio--Janus Aspen Series, and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Policy Value allocations. Under the Portfolio rebalancing feature, we will automatically transfer your Policy Value including new premium (unless you specify otherwise) back to the percentages you specify. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semiannually, or annually. We will not charge a transfer fee for portfolio rebalancing. No more than eight Subaccounts, or seven Subaccounts and the Fixed Account, can be included for portfolio rebalancing at one time.

Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we will not transfer additional amounts from the Fixed Account for portfolio rebalancing purposes until the next Policy Year.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application but do not specify a date for your first rebalancing, it will occur one period after the Issue Date. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Account allocation may not exceed 20%. We may waive this restriction.


If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.


SPECIALIZED USES OF THE POLICY. Because the Policy provides for an accumulation of Policy Value as well as a Death Benefit, you may wish to use it for various individual and business financial planning purposes. Purchasing the Policy in part for such purposes involves certain risks. For example, if the investment performance of the Subaccounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy loans may significantly affect current and future Policy Value, Surrender Value, or Death Benefit proceeds. Depending upon the investment performance of the Portfolios in which the Subaccounts invest and the amount of a Policy loan, a Policy loan may cause your Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. (See "Federal Tax Matters," beginning on page [ ].)

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

PORTFOLIOS. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.


Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio generally do not affect the investment performance of any other Portfolio.


We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios' Prospectus before allocating amounts to the Subaccounts of the Separate Account.

JANUS ASPEN SERIES (investment adviser: Janus Capital Corporation)

FLEXIBLE INCOME PORTFOLIO seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on current income. This Portfolio invests in all types of income-producing securities. This Portfolio may have substantial holdings of debt securities rated below investment grade (commonly known as "junk bonds"). Investments in such securities present special risks; you are urged to carefully read the risk disclosure in the accompanying Prospectus for the Portfolio before allocating amounts to the Janus Flexible Income Subaccount.

BALANCED PORTFOLIO seeks both growth of capital and current income. This Portfolio usually invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of a large number of issuers of any size. Generally, this Portfolio emphasizes issuers with larger market capitalizations.

AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. It usually invests at least 50% of its equity assets in securities issued by medium-sized companies, whose market capitalizations at the time of purchase by the Portfolio fall within the same range as companies in the S&P MidCap 400 Index.. The range is expected to change on a regular basis. This Portfolio may invest its remaining assets in smaller or larger issuers.

WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of common stocks of foreign and domestic issuers of any size. This Portfolio usually invests in issuers from at least five different countries including the United States.

FIDELITY  VARIABLE  INSURANCE  PRODUCTS  FUND  (investment   adviser:   Fidelity
Management & Research Company)

MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will omit its investment to securities with remaining maturities of 397 days or less.

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. The goal is to achieve a yield higher than the composite yield of the S&P 500 Composite Stock Price Index. At least 65% of the Portfolio's assets will be invested in income producing common or preferred stock. The remainder will usually be invested in convertible and non-convertible debt obligations.

GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio usually purchases common stocks, although its investments are not restricted to any one type of security.

OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. At least 65% of the Portfolio's assets will be invested in securities of issuers outside of North America. Most issuers will be located in developed countries in the Americas, the Far East, and Pacific Basin, Scandinavia and Western Europe.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (investment adviser: Fidelity Management & Research Company)


ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term fixed-income securities. Usually, the Portfolio's assets will be allocated within the following guidelines:; 50-100% in bonds (intermediate to long-term debt); and 0-50% in stocks (equities), 0-50% in short-term instruments.

CONTRAFUND PORTFOLIO seeks capital appreciation by investing mainly in equity securities of companies that the Portfolio's adviser believes to be undervalued due to an overly pessimistic appraisal by the public. The Portfolio usually invests primarily in common stock of domestic and foreign issuers, but it may invest in any other types of security that may produce capital appreciation.

IAI RETIREMENT FUNDS, INC. (investment adviser: Investment Advisers, Inc.)


IAI REGIONAL PORTFOLIO objective is capital appreciation by investing at least 80% of its equity investments in companies which have their headquarters in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota.

IAI BALANCED PORTFOLIO investment objective is to maximize total return to investors. This Portfolio pursues its objective by investing in a broadly diversified portfolio of stocks, bonds and short-term instruments. The Portfolio's assets will be allocated among these three classes of assets. Under normal market conditions, the Portfolio will hold between 25% and 75% of its assets in stocks and other equity securities, between 25% and 75% of its assets in bonds and other fixed income securities, and up to 50% of its assets in short term instruments.

IAI RESERVE PORTFOLIO investment objectives are to provide high levels of capital stability and liquidity and, to the extent consistent with these primary objectives, a high level of current income. This Portfolio invests primarily in a diversified portfolio of investment grade bonds and other debt securities of similar quality. The Portfolio's dollar weighted average maturity will not exceed twenty-five (25) months.

FEDERATED INSURANCE MANAGEMENT SERIES (investment adviser: Federated Advisers)

FEDERATED UTILITY FUND II investment objective is to achieve high current income and moderate capital appreciation. The Portfolio invests primarily in equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy, as well as those companies that provide communications facilities, such as telephone and telegraph companies.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II investment objective is to provide current income. The Portfolio invests in direct obligations of the U.S. government or its agencies or instrumentalities, and securities guaranteed by the U.S. government, its agencies, or instrumentalities. This Portfolio may also invest in certain collateralized mortgage obligations and repurchase agreements.

FEDERATED HIGH INCOME BOND FUND II investment objective is to seek high current income. This Portfolio invests at least 65% of its assets in lower rated corporate debt obligations, such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. Some of these fixed income securities may involve equity features. Under normal circumstances, the Portfolio will not invest more than 10% of the value of its total assets in equity securities.

SCUDDER VARIABLE LIFE INVESTMENT FUND (investment adviser: Scudder, Stevens & Clark, Inc.) The Scudder Variable Life Investment Fund portfolios have two classes of shares. The Subaccounts invest in those Class A that do not impose distribution fees.

BOND PORTFOLIO seeks high income from a high quality portfolio of debt securities. Under normal circumstances, this Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The portfolio can invest in a broad range of short, intermediate and long term securities.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.


We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the Net Premiums you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to Separate Accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy owners.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS. If the shares of any of the Portfolios should no longer be available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add, delete or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.


We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

(a)  to operate the Separate Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

(d)  to add, combine, or remove Subaccounts in the Separate Account; and

(e) to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Deductions and Charges - Deduction for Separate Account Income Taxes" on page [ ] below.

(f) to change the way in which we assess other charges as long as the total other charges do not exceed the amount currently charged the Separate Account and the portfolios in connection with the policies.


If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an Investment Company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission. The following statements about the Fixed Account may be subject to certain generally applicable provisions of the federal securities law regarding the accuracy and completeness of disclosure.

You may allocate part or all of your Net Premiums to the Fixed Account. The Fixed Account is not available in some states. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We will credit interest to amounts allocated to the Fixed Account. We guarantee that the interest rate will credit interest to the Fixed Account will be at least an annual effective rate of 4%. We may credit interest at a higher rate but we are not obligated to do so. You assume the risk that interest credited to the Fixed Account may be no higher than the minimum guaranteed rate of 4%.


Transfers from the Fixed Account are subject to certain limitations described on page [ ] above. Also, as described on page [ ] above, we may delay payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months.


                           POLICY BENEFITS AND RIGHTS

DEATH BENEFIT. While your Policy is in force, we will pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options", on page [ ], we will pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. We will determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

The amount of the Death Benefit will be based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit options:

(1) If you select Option 1, the Death Benefit will be the greater of: (a) the Face Amount of the Policy or (b) the Policy Value multiplied by the applicable corridor percentage as described below.

(2) If you select Option 2, the Death Benefit will be the greater of: (a) the Face Amount plus the Policy Value, or (b) the Policy Value multiplied by the applicable corridor percentage as described below.

While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. They vary according to the age of the Insured. We set the corridor percentages so as to seek to ensure that the Policies will qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may therefore increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount).

EXAMPLES:

Face Amount                         $100,000      $100,000
Death Benefit Option                       1             1
Insured's Age                             45            45
Policy Value on Date of Death       $ 48,000      $ 34,000
Applicable Corridor Percentage           215%          215%
Death Benefit                       $103,200      $100,000

In Example A, the Death Benefit equals $103,200, I.E., the greater of $100,000 (the Face Amount) and $103,200 (the Policy Value at the Date of Death of $48,000, multiplied by the corridor percentage of 215%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $73,100 (the Policy Value of $34,000 multiplied by the corridor percentage of 215%).

Option 1 is designed to provide a specific amount of Death Benefit that does not vary with changes in the Policy Value. Therefore, under Option 1, as your Policy Value increases, the net amount at risk under your Policy will decrease. Under Option 2, on the other hand, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Therefore, if you select Option 2, your Policy generally will involve a constant net amount at risk. Since the cost of insurance charge on your Policy is based upon the net amount at risk, the cost of insurance charge will generally be less under a Policy with an Option 1 Death Benefit than under a similar Policy with an Option 2 Death Benefit. As a result, if the Subaccounts you select experience favorable investment results, your Policy Value will tend to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

You may change the Death Benefit option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we will increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we will decrease the Face Amount of your Policy by the amount of the Policy Value. The change will take effect on the Monthly Deduction Day on or immediately following the date we receive your written request.

We do not currently require you to prove insurability for a change in Death Benefit options. We will not permit you to change the Death Benefit option under your Policy if afterward the Face Amount remaining in force would be less than $25,000.

CHANGE IN FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount will change the net amount at risk and, therefore, the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request.

If you request a decrease in Face Amount, we will first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We will not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $50,000.


To apply for an increase in the Face Amount, you must submit a supplemental application to us, accompanied by satisfactory evidence that the Insured is insurable. We will not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy will affect the cost of insurance charges applicable to your Policy. As noted above, we will deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also will increase the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse
Determination Value is too small to pay the monthly deduction for the Policy Month following the increase. As described in "Surrender Charge" on page [ ] of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also will increase. Finally, increases in the Face Amount of your Policy will also increase the monthly guarantee premium.


OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional insurance. We will require evidence of insurability before we issue a rider. We will deduct the cost of any riders as part of the monthly deductions (See "Monthly Deductions," page 15.). The riders we currently offer are as follows:

CHILDREN'S LEVEL TERM RIDER: This provides for level term insurance on the Insured's children, as defined in the rider. We will provide coverage until the earlier of the child's 25th birthday or the Insured's age 65. We will pay the death benefit to the Policyowner unless another beneficiary is provided. If the Insured dies while this rider is in effect, we automatically convert coverage on each child to paid-up term insurance until the child reaches age 25. The rider may be exchanged for a new Policy on the earlier of each child's 25th birthday or the Insured's age 65. We will not require evidence of insurability to exchange the rider.


ACCIDENTAL DEATH BENEFIT: Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when any of the following occurs: (1) the Policy Anniversary following the Insured's 70th birthday; (2) the Policy terminates; or (3) you ask to end the rider.


CONTINUATION OF PREMIUM: Under this rider, we will contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when any of the following occur: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

ADDITIONAL INSURED RIDER: This rider provides for life insurance coverage on an additional Insured. We will pay the Face Amount of the rider to the named beneficiary when we receive proof that the additional Insured died while the rider was in force. You may renew the coverage until the additional Insured's age 99. You may exchange the rider for a new Policy on the additional insured's life prior to the additional Insured's 75th birthday, subject to certain conditions as defined in the rider. We will not require evidence of insurability to exchange this rider.

PRIMARY INSURED RIDER: This rider provides additional term life insurance coverage on the primary Insured. You may renew this coverage until you reach age
99. Until you reach age 75, you may exchange the rider for a new Policy. In addition, after the fifth Policy Year and until you reach age 75, you may convert the rider to the base Policy. We will not require evidence of insurability to exchange or convert the Policy.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

POLICY LOANS. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for a loan is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy loan to you.

We will ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described in "Postponement of Payments" on page 39. While the Policy remains in force, you may repay the loan in whole or in part without any penalty at any time while the Insured is living.

When we make a Policy loan to you, we will transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We will also transfer in this manner Policy Value equal to any due and unpaid loan interest. We will usually take the transfers from the Subaccounts and the Fixed Account on a pro rata basis of the Subaccount and Fixed Account balances. However, we will not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account will be credited with interest at the Loan Credited Rate stated in your Policy.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a Preferred Loan. The interest rate charged for Preferred Loans is 4.0% per year. We will treat any other loan as a Standard Loan. The interest rate on Standard Loans is 6.0% per year.

Interest on Policy loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy loan when due, the unpaid interest will become part of the Policy loan and will accrue interest at the same rate. In addition, we will transfer the difference between the value of the Loan Account and the Policy Debt on a pro-rata basis from the Subaccounts and the Fixed Account to the Loan Account.

If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a
Section 1035 tax-free exchange may avoid any income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy loan from another insurer as part of Section 1035 tax-free exchange, we will treat a loan of up to 20% of your Policy Value as a Preferred Loan. If the amount due is more than 20% of your Policy Value, we will treat the excess as a Standard Loan. The treatment of transferred Policy loans is illustrated in the following example:

Transferred Policy Value            $  190,000
Transferred Policy Loan                 40,000
                                    ----------
Surrender Value                     $  150,000

20% of Policy Value                 $   38,000
Preferred Loan                      $   38,000
Standard Loan                       $    2,000

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we will notify you and any assignee in writing. To keep the Policy in force, we will require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the Grace Period, your Policy will lapse and terminate without value. As explained in the section entitled "Lapse and Reinstatement" on page [ ], however, you may subsequently reinstate the Policy. Before we will permit you to reinstate the Policy, we will require either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences. Please consult a tax adviser for details.

All or any part of any Policy loan may be repaid while the Policy is still in effect. If you have a Policy loan outstanding, we will assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment will be allocated among the Subaccounts and the Fixed Account using the same percentages used to allocate Net Premiums, and an amount equal to the payment will be deducted from the Loan Account.

A Policy loan, whether or not repaid, will have a permanent effect on the Policy Value because the investment results of each Subaccount and the Fixed Account will apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value will not increase as rapidly as it would if you had not taken a Policy loan. If the Subaccounts and/or Fixed Account earn less than that rate, then your Policy Value will be greater than it would have been if you had not taken a Policy loan. Also, if your do not repay a Policy loan, total outstanding Policy Debt will be subtracted from the Death Benefit and Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY. While your Policy is in force, you may fully surrender your Policy. Upon surrender, we will pay you the Net Surrender Value determined as of the day we receive your written request. Your Policy will terminate on the day we receive your written request, or the date requested by you, whichever is later. We may require that you give us your Policy document before we pay you the surrender proceeds.

The Net Surrender Value equals the Policy Value, minus any applicable surrender charge, minus any Policy Debt. We will determine the Net Surrender Value as of the end of the Valuation Period during which we received your request for surrender. We will pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you have requested, whichever is later.

You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" on page [ ]. The tax consequences of surrendering the Policy are discussed in "Federal Tax Considerations," beginning on page [ ].

PARTIAL WITHDRAWALS. While the Policy is in force, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. You must request the partial withdrawal in writing. Your request will be effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

The minimum partial withdrawal amount is $250. We will subtract the partial withdrawal service fee of $10 from your withdrawal proceeds. You may not make a partial withdrawal that would reduce the Net Surrender Value to less than $500.

You may specify how much of your partial withdrawal you wish taken from each Subaccount or from the Fixed Account. You may not, however, withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately prior to the withdrawal.

If you have selected Death Benefit Option 1, a partial withdrawal will reduce the Face Amount of your Policy as well as the Policy Value. We will reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals will first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal will typically result in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

The tax consequences of partial withdrawals are discussed in "Federal Tax Matters" beginning page [ ].

SETTLEMENT OPTIONS. We will pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the settlement options that we then offer. You may request a settlement option by notifying us in writing at the address given on the first page of this Prospectus. We will transfer to our Fixed Account any amount placed under a settlement option and it will not be affected by the investment performance of the Separate Account.

You may request that the proceeds of the Policy be paid under a settlement option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured's death no settlement option is in effect, the Beneficiary may choose a settlement option not more than 12 months after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of settlement option will become invalid and you may either notify us that you wish to continue the pre-existing choice of settlement option or select a new one.

The amount applied to a settlement option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. We will not permit surrenders or partial withdrawals after payments under a settlement option commence.

We currently offer the five settlement options described below:

OPTION a - INTEREST. We will hold the proceeds, credit interest to them, and pay out the funds when the person entitled to them requests.

OPTION b - FIXED PAYMENTS. We will pay a selected monthly income until the proceeds, and any interest credits, are exhausted.

OPTION c - LIFE INCOME - GUARANTEED PERIOD CERTAIN. We will pay the proceeds in a monthly income for as long as the payee lives. You may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we will make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we will continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we will stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period.

OPTION d - JOINT AND SURVIVOR. We will pay the proceeds in a monthly income to two payees for as long as either payee is alive. Payments will stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

OPTION e - PERIOD CERTAIN. We will pay the proceeds in monthly installments for a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we will pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other settlement option plans. Write or call us to obtain information about them.

When the proceeds are payable, we will inform you concerning the rate of interest we will credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

MATURITY. The Policies have no maturity date. Your Policy will continue as long as Net Surrender Value is sufficient to cover monthly deductions.


LAPSE AND REINSTATEMENT. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. You will be given the Grace Period in which to pay enough additional Premium to keep the Policy in force after the end of the Grace Period.


At least 30 days before the end of the Grace Period, we will send you a notice telling you that you must pay the amount shown in the notice by the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the monthly deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to monthly deduction(s) due and unpaid. See "Death Benefit," on page . If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy will end at the end of the Grace Period.

If the Policy lapses, you may apply for reinstatement of the Policy by paying us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium is equal to an amount sufficient to
(1) cover all unpaid monthly deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy loan was outstanding at the time of lapse, you must either repay or reinstate the loan before we will reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date will reflect the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges will continue to be based on your original Issue Date.

CANCELLATION AND EXCHANGE RIGHTS. You may cancel your Policy by returning it to us within ten days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we will pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually will reflect the investment experience of the Subaccounts and the Fixed Account as you have allocated your Net Premium. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Subaccounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (I.E., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy loan, or the payment of the Death Benefit, in the following circumstances:

(1) whenever the New York Stock Exchange is closed (other than customary week-end and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months (or a shorter period if required by applicable law).

                             CHARGES AND DEDUCTIONS


PREMIUM CHARGES. Before we allocate Premium to the Policy Value, we will subtract 2.5% of the Premium to pay state premium taxes. This deduction represents an amount we consider necessary to pay all premium taxes imposed under state and local tax laws. Premium tax rates currently range up to 4.0%. Accordingly, the 2.5% deducted from your Premium may be more or less than the amount assessed in your state. We will subtract this charge from amounts transferred from other policies issued by other insurers or by us, if state law imposes a premium tax on transferred amounts.

MONTHLY DEDUCTIONS. On each Monthly Deduction Day, we will deduct from the Policy Value an amount to cover certain charges and expenses incurred in connection with the Policy. The Monthly Deduction is intended to compensate the Company for expenses incurred in connection with the issuance of a Policy, the cost of insurance for the Policy, any optional insurance benefits added by rider, and certain administrative expenses. The administrative expenses include salaries, postage, telephone, office equipment and periodic reports.

The amount of the Monthly Deduction is the sum of:

(1)  the cost of insurance for the Policy; and

(2)  a monthly administration charge of $5.00; and

(3) the annual administrative expense charge, when due; and the cost of additional benefits provided by rider.


The Monthly Deduction will be taken pro rata from each of the Subaccounts of the Separate Account and the Fixed Account.


COST OF INSURANCE. The cost of insurance is determined monthly. The cost of insurance is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount at risk for each Policy month. The net amount at risk is (a)-(b), where:


(a) is the Death Benefit as of the prior Monthly Deduction Date divided by 1.0032737; and

(b) is the Policy Value as of the prior Monthly Deduction Day, less (i) the $5.00 monthly administration charge; and (ii) the cost of any benefit riders attached to thePolicy.

The cost of insurance rate is based on the sex, Issue Age, Policy Year, and premium rating class of the Insured under the Policy. However, we issue unisex policies in Montana and in connection with tax-qualified plans.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy. Because the Policy Value and, as a result, the amount for which we are at risk under your Policy may vary monthly, your cost of insurance charge probably will be different each month. Although we will base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.


If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date, we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

On the Policy Anniversary following the Insured's 100th birthday, we will waive cost of insurance charges and monthly policy fees.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of .20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse the Company for certain administrative expenses related to maintenance of the Policy and the Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the contingent deferred administrative charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Subaccount of the Separate Account. This charge is currently .70% per year of the value of the Subaccount. We may change this rate, but it will never exceed
 .90% of the value of the Subaccounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.


SURRENDER CHARGE. If you totally surrender your Policy, a surrender charge may apply. The surrender charge has two parts:

(1)   a contingent deferred sales charge, and
(2)   a contingent deferred administrative charge.


The surrender charge equals the amount shown in the Surrender Charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The base amount of the surrender charge is determined at issue (or at the time of an increase). The amount you pay decreases over time.


CONTINGENT DEFERRED SALES CHARGE. When we issue your Policy, we determine the contingent deferred sales charge. To determine the contingent deferred sales charge, we multiply the Premium by 30%. The maximum Premium amounts to which the 30% is applied depends on the Insured's age at issue, sex, and status as a smoker or non-smoker. For example, if the Insured is age 45 when your Policy is issued, the maximum Premium amount per thousand subject to this calculation is as follows:

Male Non-Smoker            $  17.53
Male Smoker                $  23.60
Female Non-Smoker          $  14.67
Female Smoker              $  17.47
Unisex Non-Smoker          $  16.94
Unisex Smoker              $  22.30

Accordingly, if the Insured were a male non-smoker age 45 and the Policy's Face Amount was $100,000, the maximum contingent deferred sales charge initially would be $525.90.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum amount of Premium per thousand dollars of Face Amount occurs at issue age 80, and are as follows:

Male Non-Smoker            $134.63
Male Smoker                $152.20
Female Non-Smoker          $113.27
Female Smoker              $120.50
Unisex Non-Smoker          $128.63
Unisex Smoker              $140.73

The contingent deferred sales charge is imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policy over the life of the Policy. To the extent distribution costs are not recovered by the contingent deferred sales charge, the shortfall may be made up from the assets of our General Account which includes funds derived from mortality and expense risk charges deducted from Separate Account assets.

CONTINGENT   DEFERRED    ADMINISTRATIVE    CHARGE.   The   contingent   deferred
administrative charge varies by age as follows:


                             Contingent Deferred Administrative Charge (CDAC)
                                         (per $1,000 Face Amount)


         Issue Age or           CDAC          Issue Age or         CDAC
         Attained Age            per          Attained Age          per
          at Increase          $1,000         at Increase         $1,000
         ------------          ------         ------------        ------
             0-25              $1.45              36               $3.27
               26               1.60              37                3.46
               27               1.75              38                3.65
               28               1.90              39                3.85
               29               2.05              40                4.04
               30               2.20              41                4.23
               31               2.35              42                4.42
               32               2.50              43                4.62
               33               2.69              44                4.81
               34               2.88              45+               5.00
               35               3.08


We determine the base CDAC at issue or, if you increase the Face Amount of your Policy, at the time of the increase. The contingent deferred administrative charge is imposed to cover the expenses we incur in issuing and administering the Policy, as well as start-up and maintenance costs associated with the administrative systems for the Policy and the Separate Account.

If you surrender your Policy after twelve Policy Years have elapsed, we will not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage shown below for the Policy Year in which the surrender occurs.


    POLICY YEAR   % OF CALCULATED CHARGE
         1-5               100%
         6                  95%
         7                  90%
         8                  80%
         9                  70%
         10                 50%
         11                 40%
         12                 20%
         13                  0%


Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $512.95 [$(525.90+500) X 50%)]. A different surrender charge percentage rate might apply if the Insured is older than 45 when the Policy is issued.

SURRENDER CHARGE ON INCREASES IN FACE AMOUNT. If you increase the Face Amount of your Policy, we will determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the original CDAC, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued. No contingent deferred sales charge applies on the increase.


The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured's age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.


We will include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information or a table of the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product.

For partial withdrawals made during the first 12 Policy Years we will assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal charge is assessed, we will reduce any remaining surrender charges in a proportionate manner. We will, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


We will not assess a surrender charge on surrenders under Policies issued to employees of Lincoln Benefit or its affiliates or issued to spouses or minor children of those employees.

TRANSFER FEE. We currently waive the transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

The transfer fee will be deducted from Policy Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, then we will deduct the fee from the transferred amount.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described on page [ ].

PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Policy Value. The table below contains a summary of current estimates of those charges and expenses. For more detailed information about those charges and expenses. For more detailed information about those charges and expenses, please refer to the Prospectuses for the appropriate Portfolios. We may receive compensation from the from the investment advisers or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators.



                        PORTFOLIO COMPANY ANNUAL EXPENSES
                (AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                                                           MANAGEMENT FEE         OTHER EXPENSES            TOTAL
JANUS ASPEN SERIES                                      -------------------------------------------------------------
   Flexible Income                                              0.65%                  0.08%                0.73%
   Balanced                                                     0.72%                  0.02%                0.74%
   Growth (1) (after fee waivers or reductions)                 0.65%                  0.03%                0.68%
   Aggressive Growth                                            0.72%                  0.03%                0.75%
   Worldwide Growth (1) (after fee waivers or                   0.65%                  0.07%                0.72%
     reductions)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Money Market                                                 0.20%                  0.10%                0.30%
   Equity-Income (2)                                            0.49%                  0.09%                0.58%
   Growth (2)                                                   0.59%                  0.09%                0.68%
   Overseas (2)                                                 0.74%                  0.17%                0.91%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager (2)                                            0.54%                  0.10%                0.64%
   Contrafund (2)                                               0.59%                  0.11%                0.70%

FEDERATED INSURANCE MANAGEMENT SERIES
   Utility II (after fee waiver or expense                      0.68%                  0.25%                0.93%
      reimbursement)
   U.S. Government Securities II (after fee waiver or           0.52%                  0.33%                0.85%
      expense reimbursement)
   High Income Bond II                                          0.60%                  0.18%                0.78%

IAI Retirements Funds, Inc.
   IAI Regional                                                 0.65%                  0.29%                0.94%
   IAI Balanced (3) (net of expense reimbursements)             0.65%                  0.37%                1.02%
   IAI Reserve (3) (net of expense reimbursements)              0.45%                  0.23%                0.68%

SCUDDER VARIABLE LIFE INVESTMENT FUND
   Bond                                                         0.47%                  0.09%                0.56%

--------------------------

(1) Other expenses are based on the gross expenses of the Portfolios before expense offset arrangements for the fiscal year ended December 31, 1998. The information for Growth, and Worldwide Growth is net of fee reductions from Janus Capital. Without such reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Portfolios would have been 0.72%, 0.03% and 0.75% for Growth Portfolio; and 0.67%, 0.07%, and 0.74%
     for Worldwide Growth Portfolio respectively. Janus Capital has agreed to continue these reductions until at least the next annual renewal of the advisory agreement.

(2) A portion of the brokerage commissions the Portfolio paid was used to reduce its expenses. Including this reduction, total operating expenses would have been for Equity Income -- 0.57%, for Growth -- 0.66%, for Overseas -- 0.89%, for Asset Manager -- 0.63%, and for Contrafund -- 0.66%.

(3) The expense figures shown are net of expenses reimbursements from Investment Advisers, Inc. Without such reimbursements, Management Fees and Total Portfolio Expenses for the Portfolios are estimated as follows: 0.65% and 1.37% for Balanced Portfolio, and 0.45% and 1.69% for Reserve Portfolio.



                            GENERAL POLICY PROVISIONS


THE POLICY. The Policy and attached copy of the application and any supplemental applications are the entire contract. Only a Lincoln Benefit Life Officer may approve a change in or waive any provisions of the Policy. We reserve the right to change the terms of the Policy to comply with changes in applicable law.


STATEMENTS TO POLICY OWNERS. We will maintain all records relating to the Separate Account and Subaccounts. Each year we will send a report to you which shows the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you $25 for this extra report, but only if we tell you in advance.

In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notification of Policy transactions quarterly or at such more frequent times as may be required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

LIMIT ON RIGHT TO CONTEST. We may not contest the insurance coverage under the Policy, after the Policy has been in force for two years while the Insured is alive. If a Policy has lapsed and been reinstated, the reinstated Policy will not be contested after two years from reinstatement while the Insured is alive. Any increase in the Face Amount after the increase has been in effect for two years may be contested while the Insured is alive.


SUICIDE. The Policy does not pay the full Death Benefit if the Insured kills him or herself within two years from the Issue Date or two years from the date of any increase in face amount, with respect to such increase. This exclusion for suicide applies regardless of whether the Insured is sane or insane. In the event of suicide within two years of the Issue Date, we will refund Premiums paid, without interest minus any Policy debt and minus any partial surrender. If the Insured commits suicide while sane or insane within two years of any increase in the Face Amount, with respect to that increase, we will pay an amount equal to the total cost of insurance charges for the increase.


MISSTATEMENTS. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit and Surrender Value appropriately, as explained in the Policy.

BENEFICIARY. You name the original Beneficiaries and contingent Beneficiaries designated by you on the application. You may change the primary Beneficiary or contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary will take effect when we receive it, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice of such assignment, we are not liable for any action we may take or payments we may make that may be contrary to the assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS.  We will not pay any dividend under the Policies.


                               FEDERAL TAX MATTERS

INTRODUCTION

The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon the your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.



TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT


Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS


In order to qualify as a life insurance policy for federal income tax purposes, the Policy must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Tax Code and you are not taxed on increases in the Policy Value until a distribution occurs.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals only to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. If the beneficiary is not your estate, but you retain incidents of ownership in the Policy, the Death Benefit will also be included in your gross estate. Examples of incidents of ownership include:

-      the right to change beneficiaries,
-      to assign the Policy,
-      to revoke an assignment,
-      to pledge the Policy, or
-      to obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

MODIFIED ENDOWMENT CONTRACTS

A life  insurance  policy is treated as a "modified  endowment  contract"  under
Section 7702A of the Tax Code if it meets the  definition  of life  insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. We will not accept any premiums that cause the Policy to become a modified endowment contract unless we receive from you a written acknowledgment that the Policy will become a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

A Policy that is classified as a modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. The death benefit is excluded from income and increases in Policy Value are not subject to current taxation. If you receive any amount as a Policy loan from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Unlike other life insurance policies, withdrawals and distributions made before the insured's death are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to a 10% penalty tax, except as follows:

- distributions made on or after the date on which the taxpayer attains age 59 1/2;

- distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

- or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

Diversification Requirements

For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and Policy values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE
SEPARATE ACCOUNT


LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 206 South 13th Street, Lincoln, Nebraska 68508. Lincoln Benefit Life is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life or ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life Insurance Company is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation").

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and in all states except New York. We intend to market the Policy everywhere we conduct variable life insurance business. The Policies offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Through reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreements provides us with financial backing from Allstate Life, it does not create any direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.


Lincoln Benefit Life Company is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

The Company also acts as the sponsor for one other of its Separate Accounts that is a registered investment company: Lincoln Benefit life Variable Annuity Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly-owned subsidiary.

EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT. Our directors and executive officers are listed below, together with information as to their dates of election and principal business occupations during the last five years (if other than their present occupation). The principal business address of each of the officers and directors listed below is 206 South 13th St., Lincoln, Ne. 68508


JANET P. ANDERBERY, VICE PRESIDENT AND CONTROLLER, 1994, Associate Vice President and Controller 5/84-4/94, Lincoln Benefit Life Company; Vice President and Controller 1/94-present, Surety Life Insurance Company; Vice President & Controller 1/99-present, Allstate Financial Distributors; Vice President and Controller 5/93-1/99, Lincoln Benefit Financial Services, Inc.

THOMAS R. ASHLEY, SENIOR VICE PRESIDENT & MEDICAL DIRECTOR, 1998, Vice President and Medical Director 10/96-5/98 Lincoln Benefit Life Company; Senior Vice President & Medical Director 5/98-present, Vice President and Medical Director 1/97-5/98, Surety Life Insurance Company.

THOMAS J. BERNEY, SENIOR VICE PRESIDENT 1998, Vice President 1982-1998 Lincoln Benefit Life Company.

JOHN H. COLEMAN, III, SENIOR VICE PRESIDENT, DIRECTOR, 1998-present, Vice President 4/94-5/98, Lincoln Benefit Life Company; Senior Vice President, Director 5/98-present, Vice President 9/96-5/98, Surety Life Insurance Company; President 2/93-4/94, Acordia.

MARVIN P. EHLY, SENIOR VICE PRESIDENT AND TREASURER, DIRECTOR, 1999; Vice President 6/93-12/98, Lincoln Benefit Life Company; Senior Vice President and Treasurer, Director 1/99-present, Surety Life Insurance Company.

DOUGLAS F. GAER, EXECUTIVE VICE PRESIDENT 1997, DIRECTOR, 1981, Senior Vice President, 4/95-2/97, Senior Vice President and Treasurer 4/94-3/95, Vice President 3/81-4/94, Lincoln Benefit Life Company; Executive Vice President 1/97-present, Senior Vice President and Treasurer, 1/94-12/96, Director 1/94-present, Surety Life Insurance Company; Director 5/93-1/99, Lincoln Benefit Financial Services, Inc.

PETER H. HECKMAN, CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER 1999, DIRECTOR, 1990, Vice Chairman of the Board 8/96-12/98, Lincoln Benefit Life Company; Vice President, Director 4/92-present, Glenbrook Life & Annuity Company; Vice President 11/90-present, Director 9/90-present, Glenbrook Life Insurance Company; Vice President 6/89-present, Director 7/90-present, Allstate Life Insurance Company of New York; Vice President 4/89-present, Director
12/88-present, Allstate Life Insurance Company; Vice President, Director 12/88-present, Northbrook Life Insurance Company; Director 5/90-present, Surety Life Insurance Company; Director 5/91-9/93, Allstate Life Financial Services.

RODGER A. HERGENRADER, SENIOR VICE PRESIDENT 1999, Vice President 1995-1998, Underwriter 1988-1995, Lincoln Benefit Life Company; Senior Vice President 1999-present, Surety Life Insurance Company.

LOUIS G. LOWER, II, DIRECTOR, 1989, Chairman of the Board 5/89-12/98, Lincoln Benefit Life Company; Chairman of the Board and Chief Executive Officer 6/95-present, Chairman of the Board & President, 4/92-6/95, Glenbrook Life & Annuity Company; Chairman of the Board and Chief Executive Officer 12/95-present, Chairman of the Board & President 1/91-12/95, Director 9/90-present, Glenbrook Life Insurance Company; President 1/90-present, Executive Vice President 1/89-1/90, Senior Vice President & Treasurer 10/86-12/88, Director 10/86-present, Allstate Life Insurance Company; Chairman of the Board and Chief Executive Officer 6/95-present, Chairman of the Board and President 4/90-6/95, Chairman of the Board 4/90-7/90, Executive Vice President 1/89-4/90, Senior Vice President and Treasurer 10/86-4/89, Director 4/86-present, Northbrook Life Insurance Company; Chairman of the Board &
President 6/90-present, Vice President & Treasurer 12/86-6/90, Director 12/83-present, Allstate Life Insurance Company of New York; Chairman of the Board & Chief Executive Officer 3/90-present, Director 5/89-present, Surety Life Insurance Company; Group Vice President 76-89, Director 10/86-present Allstate Insurance Company; Director 4/90-present, Allstate Settlement Company; Director 5/91-present, Allstate Life Financial Services.

JOHN J. MORRIS, SENIOR VICE PRESIDENT/SECRETARY 1994, DIRECTOR, 1987, Vice President & Secretary 8/85-4/94, Lincoln Benefit Life Company; Senior Vice President 9/96-present, Director 6/95-present, Surety Life Insurance Company; Vice President & Secretary, Director 5/93-1/99, Lincoln Benefit Financial Services Inc.

ROBERT E. RICH,  EXECUTIVE  VICE PRESIDENT  1996,  DIRECTOR,  1987,  Senior Vice
President/Chief Actuary and Treasurer, 4/95-5/96; Senior Vice President, Assistant Secretary 4/94-3/95, Vice President/Assistant Secretary 1/84-5/96, Lincoln Benefit Life Company; Executive Vice President 5/96-present, Senior Vice President and Chief Actuary 1/94-5/96, Director 9/93-present, Surety Life Insurance Company; Director 5/93-1/99, Lincoln Benefit Financial Services, Inc.

KEVIN R. SLAWIN, DIRECTOR, 1996, Lincoln Benefit Life Company; Director and Vice President-Finance and Planning 1996-present, Allstate Life Insurance Company; Director 8/96-present, Allstate Life Insurance Company of New York; Director 8/96-present, Laughlin Group Holdings, Inc.; Director 8/96-present, Northbrook Life Insurance Company; Director 8/96-present, Surety Life Insurance Company; Director 8/96-present, Glenbrook Life Insurance Company; Assistant Vice President, Assistant Treasurer 1/95-8/96, Allstate Insurance Company; Assistant Treasurer and Director 2/94-1/95, Sears Roebuck & Co.; First Vice President and Treasurer 6/86-2/94, Sears Mortgage Corp.

J. SCOTT TAYLOR, SENIOR VICE PRESIDENT, 1999, Vice President 9/98-3/99, Director of Sales Management 1/97-9/98, Lincoln Benefit Life Company; Director of Marketing Development 1984-1997 Ameritas Life Insurance Corp.

MICHAEL J. VELOTTA, DIRECTOR 1992, Lincoln Benefit Life Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Allstate Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Glenbrook Life Insurance Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Glenbrook Life & Annuity Company; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Allstate Life Insurance Company of New York; Vice President, Secretary & General Counsel 1/93-present, Director 12/92-present, Northbrook Life Insurance Company; Assistant Secretary, Director 6/95-present, Surety Life Insurance Company; Assistant Vice President & Assistant General Counsel 1989, Allstate Insurance Company.

CAROL S. WATSON, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND ASSISTANT SECRETARY 1994, DIRECTOR, 1992, Vice President & General Counsel 7/91-4/94, Lincoln Benefit Life Company; Senior Vice President, General Counsel & Corporate
Secretary 1/98-present, Senior Vice President, General Counsel and Assistant Secretary, 1/94-12/97, Director 6/95-present, Surety Life Insurance Company; President, 1996-1/99, Director 5/93-1/99, Vice President and General Counsel 1993-1995, Lincoln Benefit Financial Services, Inc.

DEAN M. WAY, SENIOR VICE PRESIDENT AND ACTUARY, DIRECTOR, 1998, Vice President and Actuary 5/92-5/98, Lincoln Benefit Life Company; Senior Vice President and Actuary, Director, 5/98-present, Vice President and Actuary 9/96-5/98, Surety Life Insurance Company.

THOMAS J. WILSON, II, DIRECTOR, 1999, Lincoln Benefit Life Company; Director 1/99-present, Surety Life Insurance Company; Senior Vice President, Director 6/95-present, Vice President 1/95-6/95, Allstate Insurance Company; Senior Vice President, Director 7/96-present, Allstate Holdings, Inc.; President 1/99-present, Director 9/95-present, Allstate Life Insurance Company; President 12/98-present, Director 1/99-present, Allstate Life Insurance Company of New York; Senior Vice President 6/95-present, Director 7/95-present, Allstate Property and Casualty Insurance Company; Vice President 1/95-1/99, The Allstate Corporation; Vice President 1993-1995, Sears, Roebuck & Company.

PATRICIA W. WILSON, DIRECTOR, 1997, Lincoln Benefit Life Company; Assistant Vice President/Assistant Secretary/Assistant Treasurer, 7/97-present, Assistant Vice President 1/93-7/97, Allstate Life Insurance Company; Assistant Vice President 6/91-present, Director 6/97-present, Allstate Life Insurance Company of New York; Assistant Treasurer 7/97-present, Glenbrook Life Insurance Company; Assistant Treasurer 7/97-present, Glenbrook Life Annuity Company; Assistant Vice President/Assistant Secretary/Assistant Treasurer 7/97-present, Northbrook Life Insurance Company; Director 7/97-present, Surety Life Insurance Company.

B. EUGENE WRAITH, PRESIDENT, CHIEF OPERATING OFFICER 1996, DIRECTOR, 1984, President and Chief Operating Officer 3/96-present, Senior Vice President 4/94-3/96, Vice President 12/81-4/94, Lincoln Benefit Life Company; President and Chief Operating Officer 3/96-present, Executive Vice President 1/94-3/96, Director 9/93-present, Surety Life Insurance Company; Chairman of the Board, Director 1993-1/99, President 5/93-11/96, Lincoln Benefit Financial Services, Inc.; Vice President 3/96-present, Allstate Life Insurance Company.


SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account was originally established by Lincoln Benefit in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Securities and Exchange Commission does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. The assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit Life.


The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account will rise and fall with the values of shares of the Portfolios, and are also reduced by Policy charges. We may use the Separate Account to fund our other variable life insurance policies, which will be accounted for separately.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS. We hold the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

STATE REGULATION OF LINCOLN BENEFIT LIFE. We are organized under the laws of the State of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Director of Insurance covering our operations for the previous year and financial condition as of the end of year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We are also examined periodically by the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of other states in which we operate.

YEAR 2000. The Company is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of the Company's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed or replaced ("Year 2000 Issue"). The Company believes that many of its suppliers and counterparties also have Year 2000 Issues which could affect the Company. In 1995, Allstate commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes the Company actively working with its major external counterparties and suppliers to assess their compliance efforts and the Company's exposure to them. The Company presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity, or financial position. Year 2000 costs are and will be expensed as incurred.

                            DISTRIBUTION OF POLICIES

Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency.

Allstate Life Financial Services ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as principal underwriter of the Policies. ALFS is a wholly owned subsidiary of Allstate Life Financial Services. It is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.


Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 70% of all Premiums up to the first year Safety Net premium plus 2.50% of any additional premiums in the first year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

During 1998, 1997, and 1996, the Company paid to its former principal underwriter of the Policies, Lincoln Benefit Financial Services ("LBFS"), gross commissions for the sale of Policies of approximately $9,412,427, $8,915,279, and $7,037,383 respectively. Of the gross commissions received, LBFS (as principal underwriter) retained $199,728.25, $287,038, and $275,232, respectively. The amounts not retained by LBFS were paid to other independent broker/dealers and registered representatives of LBFS for distribution of the Policies.


Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The Underwriting Agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies including any liability arising out of services we provide on the Policies.

                   MARKET TIMING AND ASSET ALLOCATION SERVICES

Certain third parties offer market timing and asset allocation services in connection with the Policies. In certain situations, the Company will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with the Company's administrative systems, rules and procedures, which may be modified by the Company at any time. PLEASE NOTE that fees and charges assessed for such market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. The Company neither recommends nor discourages such market timing and asset allocation services.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit and its subsidiaries are engaged in routine lawsuits which in our management's judgement, are not of material importance to their respective total assets or material with respect to the Separate Account.

                                  LEGAL MATTERS

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska insurance law have been passed upon by Carol S. Watson, Senior Vice President and General Counsel of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Policies described in this Prospectus are being passed upon by the law firm of Jordan Burt Boros Cicchetti Berenson & Johnson, 1025 Thomas Jefferson St., East Lobby, Washington, D.C.
20007-5201.

                             REGISTRATION STATEMENT


We have filed a registration statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, for the Policies offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and exhibits filed as part of the registration statement. You should refer to the registration statement and exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Policies. The descriptions in this Prospectus of the Policies and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms.


                                     EXPERTS

The financial statements of Lincoln Benefit Life Variable Life Account as of December 31, 1998, and for each of the periods ended December 31, 1998, December 31, 1997, and December 31, 1996 and the consolidated financial statements of Lincoln Benefit Life Company and subsidiary as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Actuarial matters included in this Prospectus, including the hypothetical Policy illustrations, have been examined by Dean M. Way, Vice President and Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

The financial statements of the Separate Account provide information on some Subaccounts which are not available under the Policy. Those Subaccounts are only available to Policies other than described in this Prospectus that are offered by the Company. The consolidated financial statements of Lincoln Benefit that are included should be considered only as bearing on Lincoln Benefit's ability to meet its contractual obligations under the Policy. Lincoln Benefit's financial statements do not bear on the investment experience of the assets held in the Separate Account.

                          LINCOLN BENEFIT LIFE VARIABLE
                                  LIFE ACCOUNT


                Financial Statements as of December 31, 1998, and
                    for the periods ended December 31, 1998,
                  December 31, 1997 and December 31, 1996, and
                          Independent Auditors' Report

LINCOLN BENEFIT LIFE
VARIABLE LIFE ACCOUNT

TABLE OF CONTENTS
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                                                                         Page

Independent Auditors' Report                                               1

Statements of Net Assets as of December 31, 1998 for the following:

   Investments in Alger American Fund Portfolios:                          2
     Growth
     Income and Growth
     Leveraged AllCap
     MidCap Growth
     Small Capitalization
   Investments in Janus Aspen Series Portfolios:
     Flexible Income
     Balanced
     Growth
     Aggressive Growth
     Worldwide Growth
   Investments in IAI Retirement Funds, Inc. Portfolios:
     Regional
     Reserve
     Balanced
   Investments in Fidelity Variable Insurance Products Fund II Portfolios:
     Asset Manager
     Contrafund
     Index 500
   Investments in Fidelity Variable Insurance Products Fund Portfolios:
     Money Market
     Equity-Income
     Growth
     Overseas
   Investments in Federated Insurance Management Series Portfolios:
     High Income Bond Fund II
     Utility Fund II
     U.S. Government Securities Fund II
   Investments in Scudder Variable Life Investment Fund Portfolios:
     Bond
     Balanced
     Growth and Income
     Global Discovery
     International
   Investments in Strong Variable Insurance Funds, Inc. Portfolios:
     Discovery Fund II
     Growth Fund II
   Investment in Strong Opportunity Fund II, Inc. Portfolio:
     Opportunity Fund II

LINCOLN BENEFIT LIFE
VARIABLE LIFE ACCOUNT

TABLE OF CONTENTS
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                                                                           Page

 Investment in T. Rowe Price International Series, Inc. Portfolio:           2
     International Stock
   Investments in T. Rowe Price Equity Series, Inc. Portfolios:
     New America Growth
     Mid-Cap Growth
     Equity Income
   Investments in MFS Variable Insurance Trust Portfolios:
     Growth with Income Series
     Research Series
     Emerging Growth Series
     Total Return Series
     New Discovery Series

Statements of Operations for the following:
For the Period August 17, 1998 to December 31, 1998
   Investments in Alger American Fund Portfolios:                            3
     Growth
     Income and Growth
     Leveraged AllCap
     MidCap Growth
     Small Capitalization

For the Years Ended December 31, 1998, 1997 and 1996
   Investments in Janus Aspen Series Portfolios:                       4, 10, 12
     Flexible Income
     Balanced
     Growth
     Aggressive Growth
     Worldwide Growth
   Investments in IAI Retirement Funds, Inc. Portfolios:               5, 10, 13
     Regional
     Reserve
     Balanced
   Investment in Fidelity Variable Insurance Products
        Fund II Portfolio:                                             5, 10, 13
     Asset Manager

For the Years Ended December 31, 1998, 1997 and the Period May 1, 1996 to December 31, 1996
   Investment in Fidelity Variable Insurance Products
        Fund II Portfolio:                                             5, 10, 13
     Contrafund

For the Period August 17, 1998 to December 31, 1998
   Investment in Fidelity Variable Insurance Products Fund II Portfolio:     5
     Index 500

LINCOLN BENEFIT LIFE
VARIABLE LIFE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page
For the Years Ended December 31, 1998, 1997 and 1996
   Investments in Fidelity Variable Insurance Products Fund
       Portfolios:                                                     6, 11, 14
     Money Market
     Equity-Income
     Growth
     Overseas
   Investments in Federated Insurance Management Series Portfolios:    6, 11, 15
     High Income Bond Fund II
     Utility Fund II
     U.S. Government Securities Fund II
   Investment in Scudder Variable Life Investment Fund Portfolio:      7, 11, 15
     Bond

For the Period August 17, 1998 to December 31, 1998
     Investments in Scudder Variable Life Investment Fund Portfolios:       7
     Balanced
     Growth and Income
     Global Discovery
     International
   Investments in Strong Variable Insurance Funds, Inc. Portfolios:         7
     Discovery Fund II
     Growth Fund II
   Investment in Strong Opportunity Fund II, Inc. Portfolio:                8
     Opportunity Fund II
   Investment in T. Rowe Price International Series, Inc. Portfolio:        8
     International Stock
   Investments in T. Rowe Price Equity Series, Inc. Portfolio:              8
     New America Growth
     Mid-Cap Growth
     Equity Income
   Investments in MFS Variable Insurance Trust Portfolios:                  9
     Growth with Income Series
     Research Series
     Emerging Growth Series
     Total Return Series
     New Discovery Series

LINCOLN BENEFIT LIFE
VARIABLE LIFE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page

Statements of Changes in Net Assets for the following:

For the Period August 17, 1998 to December 31, 1998
   Investments in Alger American Fund Portfolios:                          16
     Growth
     Income and Growth
     Leveraged AllCap
     MidCap Growth
     Small Capitalization

For the Years Ended December 31, 1998, 1997 and 1996
   Investments in Janus Aspen Series Portfolios:                      17, 23, 27
     Flexible Income
     Balanced
     Growth
     Aggressive Growth
     Worldwide Growth
   Investments in IAI Retirement Funds, Inc. Portfolios:              18, 24, 28
     Regional
     Reserve
     Balanced
   Investment in Fidelity Variable Insurance Products
       Fund II Portfolio:                                             18, 24, 28
     Asset Manager

For the Years Ended December 31, 1998, 1997 and the Period
May 1, 1996 to December 31, 1996
   Investment in Fidelity Variable Insurance Products
       Fund II Portfolio:                                             18, 24, 28
     Contrafund

For the Period August 17, 1998 to December 31, 1998
   Investment in Fidelity Variable Insurance Products
       Fund II Portfolio:                                                  18
     Index 500

For the Years Ended December 31, 1998, 1997 and 1996
   Investments in Fidelity Variable Insurance Products
       Fund Portfolios:                                               19, 25, 29
     Money Market
     Equity-Income
     Growth
     Overseas
   Investments in Federated Insurance Management Series Portfolios:   19, 26, 30
     High Income Bond Fund II
     Utility Fund II
     U.S. Government Securities Fund II
   Investment in Scudder Variable Life Investment Fund Portfolio:     20, 26, 30
     Bond

LINCOLN BENEFIT LIFE
VARIABLE LIFE ACCOUNT

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                          Page

For the Period August 17, 1998 to December 31, 1998
   Investments in Scudder Variable Life Investment Fund Portfolios:        20
     Balanced
     Growth and Income
     Global Discovery
     International
   Investments in Strong Variable Insurance Funds, Inc. Portfolios:        20
     Discovery Fund II
     Growth Fund II
   Investment in Strong Opportunity Fund II, Inc. Portfolio:               21
     Opportunity Fund II
   Investment in T. Rowe Price International Series, Inc. Portfolio:       21
     International Stock
   Investment in T. Rowe Price Equity Series, Inc. Portfolios:             21
     New America Growth
     Mid-Cap Growth
     Equity Income
   Investments in MFS Variable Insurance Trust Portfolios:                 22
     Growth with Income Series
     Research Series
     Emerging Growth Series
     Total Return Series
     New Discovery Series

Notes to Financial Statements                                          31 - 34

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for the purposes of this report), listed in the table of contents, that comprise Lincoln Benefit Life Variable Life Account (the "Account"), a Separate Account of Lincoln Benefit Life Company, an affiliate of The Allstate Corporation, as of December 31, 1998, and the related statements of operations and changes in net assets for the applicable periods indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations, and the changes in their net assets for each of the periods, indicated in the table of contents, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 18, 1999

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998

($ in thousands)

NET ASSETS
Investments in The Alger American Fund Portfolios:
   Growth, 310 shares (cost $14)                                      $     16
   Income and Growth, 1,232 shares (cost $15)                               16
   Leveraged AllCap, 13 shares (cost $0)                                     -
   MidCap Growth, 103 shares (cost $3)                                       3
   Small Capitalization, 268 shares (cost $10)                              12

Investments in Janus Aspen Series Portfolios:
   Flexible Income, 138,350 shares (cost $1,643)                         1,669
   Balanced, 415,245 shares (cost $7,669)                                9,343
   Growth, 810,845 shares (cost $14,916)                                19,087
   Aggressive Growth, 586,046 shares (cost $12,465)                     16,169
   Worldwide Growth, 1,030,323 shares (cost $25,718)                    29,972

Investments in IAI Retirement Funds, Inc. Portfolios:
   Regional, 175,763 shares (cost $2,676)                                2,756
   Reserve, 13,954 shares (cost $140)                                      141
   Balanced, 43,437 shares (cost $603)                                     678

Investments in Fidelity Variable Insurance Products Fund II
Portfolios:
   Asset Manager, 297,330 shares (cost $5,074)                           5,400
   Contrafund, 588,594 shares (cost $12,028)                            14,385
   Index 500, 292 shares (cost $38)                                         41

Investments in Fidelity Variable Insurance Products
Fund Portfolios:
   Money Market, 9,167,244 shares (cost $9,167)                          9,167
   Equity-Income, 926,934 shares (cost $21,032)                         23,563
   Growth, 532,212 shares (cost $18,609)                                23,880
   Overseas, 364,181 shares (cost $7,180)                                7,302

Investments in Federated Insurance Management Series Portfolios:
   High Income Bond Fund II, 335,177 shares (cost $3,642)                3,660
   Utility Fund II, 168,373 shares (cost $2,231)                         2,571
   U.S. Government Securities Fund II, 110,463 shares (cost $1,196)      1,232

Investments in Scudder Variable Life Investment Fund Portfolios:
   Bond, 106,134 shares (cost $632)                                        730
   Balanced, 211 shares (cost $3)                                            3
   Growth and Income, 282 shares (cost $3)                                   3
   Global Discovery, 349 shares (cost $3)                                    3
   International, 289 shares (cost $4)                                       4

Investments in Strong Variable Insurance Funds, Inc., Portfolios:
   Discovery Fund II, 0 shares                                               -
   Growth Fund II, 0 shares                                                  -

Investment in Strong Opportunity Fund II, Inc. Portfolio:
   Opportunity Fund II, 86 shares (cost $2)                                  2

Investment in T. Rowe Price International Series, Inc. Portfolio:
   International Stock, 8 shares (cost $0)                                   -

Investments in T. Rowe Price Equity Series, Inc. Portfolios:
   New America Growth, 104 shares (cost $3)                                  3
   Mid-Cap Growth, 459 shares (cost $7)                                      7
   Equity Income, 275 shares (cost $5)                                       5

Investments in MFS Variable Insurance Trust Portfolios:
   Growth with Income Series, 149 shares (cost $3)                           3
   Research Series, 197 shares (cost $4)                                     4
   Emerging Growth Series, 147 shares (cost $3)                              3
   Total Return Series, 1,204 shares (cost $21)                             22
   New Discovery Series, 25 shares (cost $0)                                 -
                                                                      --------
       Net assets                                                     $171,855
                                                                      ========
     See notes to financial statements.


LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)                                         Alger American Fund Portfolios
                                           ---------------------------------------------------------
                                              For the Period August 17, 1998 to December 31, 1998
                                           ---------------------------------------------------------
                                                      Income and Leveraged    MidCap    Small
                                            Growth      Growth    AllCap      Growth  Capitalization
                                           --------    --------  ---------   -------- --------------

INVESTMENT INCOME
Dividends                                        --          --        --         --          --
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                  --          --        --         --          --
     Administrative expense                      --          --        --         --          --
                                           --------    --------   --------   --------   --------

       Net investment income (loss)              --          --        --         --          --
                                           --------    --------   --------   --------   --------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                            11          --        --         --          11
  Cost of investments sold                      (11)         --        --         --         (11)
                                           --------   --------   --------   --------    --------

       Net realized gains (losses)               --          --        --         --          --
                                           --------   --------   --------   --------    --------

Change in unrealized gains (losses)               2           1        --         --           2
                                           --------   --------   --------   --------    --------

       Net gains (losses) on investments          2           1        --         --           3
                                           --------   --------   --------   --------    --------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                         2           1        --         --           3
                                           ========    ========   ========   ========    ========



See notes to financial statemens.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)
                                                            Janus Aspen Series Portfolios
                                           -------------------------------------------------------------
                                                        For the Year Ended December 31, 1998
                                           -------------------------------------------------------------
                                           Flexible                              Aggressive    Worldwide
                                             Income      Balanced     Growth       Growth       Growth
                                           ---------    ---------    ---------   ----------    ---------

INVESTMENT INCOME
Dividends                                         82          265          820           --          901
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                   (9)         (56)         (93)         (79)        (165)
     Administrative expense                       (2)          (9)         (23)         (23)         (43)
                                           ---------    ---------    ---------    ---------    ---------

       Net investment income (loss)               71          200          704         (102)         693
                                           ---------    ---------    ---------    ---------    ---------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                            866        3,583        5,432       14,012       25,446
  Cost of investments sold                      (852)      (3,294)      (5,026)     (13,027)     (23,546)
                                           ---------    ---------    ---------    ---------    ---------

       Net realized gains (losses)                14          289          406          985        1,900
                                           ---------    ---------    ---------    ---------    ---------

Change in unrealized gains (losses)               (1)       1,313        3,161        2,976        2,958
                                           ---------    ---------    ---------    ---------    ---------

       Net gains (losses) on investments          13        1,602        3,567        3,961        4,858
                                           ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                         84        1,802        4,271        3,859        5,551
                                           =========    =========    =========    =========    =========



See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)                                                                  Fidelity Variable Insurance Products
                                        IAI Retirement Funds, Inc. Portfolios              Fund II Portfolios
                                        --------------------------------------    ---------------------------------------
                                                                                                          For the Period
                                                                                                            August 17,
                                                                 For the Year Ended                      1998 to December
                                                                 December 31, 1998                           31, 1998
                                        ---------------------------------------------------------------- ----------------
                                                                                    Asset        Contra-
                                            Regional     Reserve     Balanced      Manager         fund     Index 500
                                           ---------    ---------    ---------    ---------    ---------    ---------

INVESTMENT INCOME
Dividends                                        152            8           13          507          414           --
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                  (19)          (1)          (4)         (33)         (67)          --
     Administrative expense                       (6)          --           (1)          (9)         (18)          --
                                           ---------    ---------    ---------    ---------    ---------    ---------

       Net investment income (loss)              127            7            8          465          329           --
                                           ---------    ---------    ---------    ---------    ---------    ---------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                            935          262          205        9,810       13,181           13
  Cost of investments sold                      (918)        (263)        (193)      (9,652)     (12,650)         (13)
                                           ---------    ---------    ---------    ---------    ---------    ---------

       Net realized gains (losses)                17           (1)          12          158          531           --
                                           ---------    ---------    ---------    ---------    ---------    ---------

Change in unrealized gains (losses)             (142)           2           35           55        1,875            3
                                           ---------    ---------    ---------    ---------    ---------    ---------

       Net gains (losses) on investments        (125)           1           47          213        2,406            3
                                           ---------    ---------    ---------    ---------    ---------    ---------

CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                          2            8           55          678        2,735            3
                                           =========    =========    =========    =========    =========    =========



See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)
                                                  Fidelity Variable Insurance Products          Federated Insurance Management
                                                           Fund Portfolios                             Series Portfolios
                                           ------------------------------------------------   --------------------------------------
                                                                     For the Year Ended December 31, 1998
                                           -----------------------------------------------------------------------------------------
                                                                                              High Income            U.S. Government
                                             Money       Equity-                                 Bond       Utility   Securities
                                             Market      Income       Growth       Overseas     Fund II     Fund II     Fund II
                                           ---------    ---------    ---------    ---------   -----------   --------- --------------

INVESTMENT INCOME
Dividends                                        480        1,066        1,768          400           82          108           10
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                  (63)        (138)        (121)         (38)         (21)         (13)          (7)
     Administrative expense                      (14)         (35)         (33)         (11)          (5)          (4)          (1)
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

       Net investment income (loss)              403          893        1,614          351           56           91            2
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                        149,121       11,949       12,013       41,560        6,227          730        2,309
  Cost of investments sold                  (149,121)     (11,196)     (11,255)     (41,063)      (6,160)        (675)      (2,281)
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

       Net realized gains (losses)                --          753          758          497           67           55           28
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

Change in unrealized gains (losses)               --          335        3,446          125          (69)         120           26
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------

       Net gains (losses) on investments          --        1,088        4,204          622           (2)         175           54
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                        403        1,981        5,818          973           54          266           56
                                           =========    =========    =========    =========    =========    =========    =========



See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)                                                                                   Strong Variable
                                                                                                 Insurance Funds, Inc.
                                              Scudder Variable Life Investment Fund Portfolios         Portfolios
                                           ----------------------------------------------------- ---------------------
                                            For the
                                           Year Ended
                                            December                       For the Period August 17, 1998
                                            31, 1998                             to December 31, 1998
                                           ---------   ---------------------------------------------------------------
                                                                Growth and   Global      Inter-   Discovery    Growth
                                            Bond       Balanced    Income   Discovery   national   Fund II    Fund II
                                           ---------   --------   --------  ---------  ---------   --------   --------

INVESTMENT INCOME
Dividends                                        36          --         --         --         --         --         --
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                  (4)         --         --         --         --         --         --
     Administrative expense                      (1)         --         --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------   --------

       Net investment income (loss)              31          --         --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------   --------


REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                           654          --         --         --         --         --         --
  Cost of investments sold                     (722)         --         --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------   --------

       Net realized gains (losses)              (68)         --         --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------   --------

Change in unrealized gains (losses)              69          --         --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------   --------

       Net gains (losses) on investments          1          --         --         --         --         --         --
                                           --------    --------   --------   --------   --------   --------   --------
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS                        32          --         --         --         --         --         --
                                           ========    ========   ========   ========   ========   ========   ========


See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)                                                T. Rowe
                                                  Strong      Price Inter-
                                                 Opportunity   national
                                                Fund II, Inc. Series, Inc.     T. Rowe Price Equity Series,
                                                  Portfolio    Portfolio               Inc. Portfolios
                                                -----------------------   ------------------------------------
                                                       For the Period August 17, 1998 to December 31, 1998
                                                --------------------------------------------------------------
                                                              Inter-           New
                                                Opportunity  national       America      Mid-Cap      Equity
                                                 Fund II      Stock          Growth       Growth       Income
                                                ----------   ----------   ----------   ----------   ----------

     INVESTMENT INCOME
     Dividends                                          --           --           --           --           --
     Charges from Lincoln Benefit Life Company:
          Mortality and expense risk                    --           --           --           --           --
          Administrative expense                        --           --           --           --           --
                                                ----------   ----------   ----------   ----------   ----------

            Net investment income (loss)                --           --           --           --           --
                                                ----------   ----------   ----------   ----------   ----------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from
     sales of investments:
       Proceeds from sales                              --           --           --           --           --
       Cost of investments sold                         --           --           --           --           --
                                                ----------   ----------   ----------   ----------   ----------

            Net realized gains (losses)                 --           --           --           --           --
                                                ----------   ----------   ----------   ----------   ----------

     Change in unrealized gains (losses)                --           --           --           --           --
                                                ----------   ----------   ----------   ----------   ----------

            Net gains (losses) on investments           --           --           --           --           --
                                                ----------   ----------   ----------   ----------   ----------
     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                          --           --           --           --           --
                                                ==========   ==========   ==========   ==========   ==========



See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
($ in thousands)
                                                        MFS Variable Insurance Trust Portfolios
                                              --------------------------------------------------------
                                                  For the Period August 17, 1998 to December 31, 1998
                                              --------------------------------------------------------
                                                   Growth              Emerging    Total        New
                                                with Income Research    Growth     Return    Discovery
                                                  Series     Series     Series     Series     Series
                                              ------------- --------  --------   --------    ---------

     INVESTMENT INCOME
     Dividends                                        --         --         --         --          --
     Charges from Lincoln Benefit Life Company:
          Mortality and expense risk                  --         --         --         --          --
          Administrative expense                      --         --         --         --          --
                                                --------   --------   --------   --------    --------

            Net investment income (loss)              --         --         --         --          --
                                                --------   --------   --------   --------    --------


     REALIZED AND UNREALIZED GAINS
       (LOSSES) ON INVESTMENTS
     Realized gains (losses) from
     sales of investments:
       Proceeds from sales                            --         --         --          3          --
       Cost of investments sold                       --         --         --         (3)         --
                                                --------   --------   --------   --------    --------

            Net realized gains (losses)               --         --         --         --          --
                                                --------   --------   --------   --------    --------

     Change in unrealized gains (losses)              --         --         --          1          --
                                                --------   --------   --------   --------    --------

            Net gains (losses) on investments         --         --         --          1          --
                                                --------   --------   --------   --------    --------


     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                        --         --         --          1          --
                                                ========   ========   ========   ========    ========


   See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
($ in thousands)                                                                                                  Fidelity
                                                                                         IAI Retirement Funds,Insurance Products
                                              Janus Aspen Series Portfolios                   Inc. Portfolios Fund II Portfolios
                                           --------------------------------------------- ------ ----- -----   -------  -------
                                           Flexible                  Aggressive Worldwide Regi- Res-   Bal-    Asset   Contra-
                                            Income  Balanced  Growth   Growth    Growth   onal  erve  anced   Manager  fund
                                           -------  -------- ------- ---------- --------  ----- ----- -----   -------  -------
INVESTMENT INCOME
Dividends                                  $    49  $    86  $   189  $   --    $    181  $  94  $  6  $  10  $   305  $    51
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                    (5)     (18)     (46)      (46)      (81)   (16)   (1)    (2)     (21)     (27)
  Administrative expense                        (1)      (5)     (12)      (14)       (9)    (5)    --    (1)      (6)      (6)
                                           ---------  ------- -------- --------- -------- ------ ------ ------ -------- ------
     Net investment income (loss)               43       63      131       (60)       91     73     5      7      278       18
                                           ---------  ------- -------- --------- -------- ------ ------ ------ -------- ------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                        1,087    2,365    7,818    11,046    17,134    953    53    171    3,642    6,207
  Cost of investments sold                  (1,066)  (2,221)  (7,446)  (10,625)  (15,964)  (888)  (54)  (160)  (3,388)  (5,900)
                                           ---------  ------- -------- --------- -------- ------ ------ ------ -------- ------
     Net realized gains (losses)                21      144      372       421     1,170     65    (1)    11      254      307
                                           ---------  ------- -------- --------- -------- ------ ------ ------ -------- ------
Change in unrealized gains (losses)              9      260      640       632       600    113     --    24       (1)     373
                                           ---------  ------- -------- --------- -------- ------ ------ ------ -------- ------
     Net gains (losses) on investments          30      404    1,012     1,053     1,770    178    (1)    35      253      680
                                           ---------  ------- -------- --------- -------- ------ ------ ------ -------- ------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                $    73  $   467  $ 1,143  $    993  $  1,861  $ 251  $  4  $  42  $   531  $   698
                                           =======  =======  =======  ========  ========  =====  ====  =====  =======  =======



See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                                        Scudder
                                                                                                        Variable
                                                                                                          Life
                                                                                   Federated Insurance Investment
                                            Fidelity Variable Insurance Products     Management Series    Fund
                                                        Fund Portfolios                Portfolios      Portfolio
                                           --------------------------------------------------------------------
                                                                                                  U.S
                                                                                   High          Gov't
                                                                                  Income         Securi-
                                             Money    Equity-                      Bond  Utility ties
                                            Market    Income   Growth   Overseas  Fund II Fund II FundII  Bond
                                           ---------  -------  -------  --------  ------- ------  -----  ------

INVESTMENT INCOME
Dividends                                  $     315  $   846  $   318  $    252  $    61  $  44  $   9  $  30
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                     (41)     (78)     (72)      (25)      (8)    (8)    (2)    (3)
  Administrative expense                          (8)      (5)     (22)       (7)      (2)    (3)    --     (1)
                                           ---------  -------  -------  --------  -------  -----  -----  -----
     Net investment income (loss)                266      763      224       220       51     33      7     26
                                           ---------  -------  -------  --------  -------  -----  -----  -----

 REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
 Realized gains (losses) from
 sales of investments:
   Proceeds from sales                       105,015    8,773    9,943    21,506    2,364    734    261    576
   Cost of investments sold                 (105,015)  (8,484)  (9,231)  (20,961)  (2,313)  (665)  (257)  (577)
                                           ---------  -------  -------  --------  -------  -----  -----  -----
     Net realized gains (losses)                  --      289      712       545       51     69      4     (1)
                                           ---------  -------  -------  --------  -------  -----  -----  -----
 Change in unrealized gains (losses)              --    1,539    1,095      (267)      48    166      7     13
                                           ---------  -------  -------  --------  -------  -----  -----  -----

     Net gains (losses) on investments            --    1,828    1,807       278       99    235     11     12
                                           ---------  -------  -------  --------  -------  -----  -----  -----
 CHANGE IN NET ASSETS
   RESULTING FROM OPERATIONS               $     266  $ 2,591  $ 2,031  $    498  $   150  $ 268  $  18  $  38
                                           =========  =======  =======  ========  =======  =====  =====  =====




See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------

($ in thousands)

                                                                    Janus Aspen Series Portfolios
                                                  ----------------------------------------------------------------
                                                                For the Year Ended December 31, 1996
                                                  ----------------------------------------------------------------
                                                     Flexible                             Aggressive    Worldwide
                                                      Income      Balanced     Growth      Growth        Growth
                                                  ------------  ----------  ----------  ------------ -------------

      INVESTMENT INCOME
      Dividends                                    $      29    $      24    $      67    $      33    $      70
      Charges from Lincoln Benefit Life Company:
        Mortality and expense risk                        (3)          (5)         (18)         (23)         (27)
        Administrative expense                            --           (1)          (4)          (5)          (6)
                                                  ----------   ----------   ----------    ---------    ---------

           Net investment income (loss)                   26           18           45            5           37
                                                  ----------   ----------   ----------    ---------    ---------

      REALIZED AND UNREALIZED GAINS
        (LOSSES) ON INVESTMENTS
      Realized gains (losses) from
      sales of investments:
        Proceeds from sales                            3,253          541        4,620        3,894        4,048
        Cost of investments sold                      (3,262)        (513)      (4,460)      (3,743)      (3,724)
                                                  ----------   ----------   ----------    ---------    ---------
           Net realized gains (losses)                    (9)          28          160          151          324
                                                  ----------   ----------   ----------    ---------    ---------
      Change in unrealized gains (losses)                 13           64          197         (107)         450
                                                  ----------   ----------   ----------    ---------    ---------

           Net gains (losses) on investments               4           92          357           44          774
                                                  ----------   ----------   ----------    ---------    ---------
      CHANGE IN NET ASSETS
        RESULTING FROM OPERATIONS                  $      30    $     110    $     402    $      49    $     811
                                                  ==========   ==========   ==========    =========    =========



     See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                                            Fidelity
                                                                                       Variable Insurance
                                           IAI Retirement Funds, Inc. Portfolios   Products Fund II Portfolios
                                           -------------------------------------    --------------------------
                                                                                               For the Period
                                                                                               May 1, 1996 to
                                                  For the Year Ended December 31, 1996       December 31, 1996
                                           ------------------------------------------------- -----------------
                                                                                      Asset
                                              Regional     Reserve     Balanced      Manager    Contrafund
                                             ---------    ---------    ---------    --------    ----------


INVESTMENT INCOME
Dividends                                    $      57    $       6    $       3    $      94    $      --
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                        (8)          (1)          (1)         (13)          (4)
  Administrative expense                            (2)          --           --           (3)          --
                                             ---------    ---------    ---------    ---------    ---------
     Net investment income (loss)                   47            5            2           78           (4)
                                             ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                            1,894          219           56          724        2,224
  Cost of investments sold                      (1,832)        (219)         (54)        (697)      (2,183)
                                             ---------    ---------    ---------    ---------    ---------
     Net realized gains (losses)                    62           --            2           27           41
                                             ---------    ---------    ---------    ---------    ---------
Change in unrealized gains (losses)                  6           --           13          143          109
                                             ---------    ---------    ---------    ---------    ---------

     Net gains (losses) on investments              68           --           15          170          150
                                             ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $     115    $       5    $      17    $     248    $     146
                                             =========    =========    =========    =========    =========


    See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------

($ in thousands)
                                           Fidelity Variable Insurance Products Fund Portfolios
                                          ------------------------------------------------------
                                                    For the Year Ended December 31, 1996
                                          ------------------------------------------------------
                                               Money        Equity-
                                              Market        Income      Growth      Overseas
                                             ---------    ---------    ---------    ---------
INVESTMENT INCOME
Dividends                                    $     185    $     152    $     297    $      44
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                       (25)         (35)         (44)         (15)
  Administrative expense                            (5)          (7)          (9)          (3)
                                             ---------    ---------    ---------    ---------
   Net investment income (loss)                    155          110          244           26
                                             ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                           54,684        4,355       13,992        3,383
  Cost of investments sold                     (54,684)      (4,196)     (13,912)      (3,364)
                                             ---------    ---------    ---------    ---------
   Net realized gains (losses)                      --          159           80           19
                                             ---------    ---------    ---------    ---------
Change in unrealized gains (losses)                 --          381          367          206
                                             ---------    ---------    ---------    ---------

   Net gains (losses) on investments                --          540          447          225
                                             ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $     155    $     650    $     691    $     251
                                             =========    =========    =========    =========




   See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------

($ in thousands)                                                                     Scudder
                                                                                    Variable
                                                                                      Life
                                                                                   Investment
                                            Federated Insurance Management Series     Fund
                                                           Portfolios              Portfolio
                                            -------------------------------------------------
                                                  For the Year Ended December 31, 1996
                                            -------------------------------------------------
                                                                          U.S.
                                                High                   Government
                                            Income Bond    Utility     Securities
                                              Fund II      Fund II     Fund II        Bond
                                            -----------   ---------    ----------   ---------

INVESTMENT INCOME
Dividends                                    $      50    $      30    $       9    $      30
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                        (4)          (5)          (1)          (3)
  Administrative expense                            (1)          (1)          --           (1)
                                             ---------    ---------    ---------    ---------
   Net investment income (loss)                     45           24            8           26
                                             ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
sales of investments:
  Proceeds from sales                            3,205        1,512          174          926
  Cost of investments sold                      (3,200)      (1,457)        (175)        (948)
                                             ---------    ---------    ---------    ---------
   Net realized gains (losses)                       5           55           (1)         (22)
                                             ---------    ---------    ---------    ---------
Change in unrealized gains (losses)                 22           21            1            7
                                             ---------    ---------    ---------    ---------

   Net gains (losses) on investments                27           76           --          (15)
                                             ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS
  RESULTING FROM OPERATIONS                  $      72    $     100    $       8    $      11
                                             =========    =========    =========    =========




See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)
                                                     Alger American Fund Portfolios
                                     ---------------------------------------------------------
                                        For the Period August 17, 1998 to December 31, 1998
                                     ---------------------------------------------------------
                                                Income and  Leveraged   MidCap      Small
                                       Growth    Growth      AllCap     Growth  Capitalization
                                     ---------  ---------   --------   -------- --------------

FROM OPERATIONS
Net investment income (loss)          $     --   $     --   $     --   $     --   $     --
Net realized gains (losses)                 --         --         --         --         --
Change in unrealized gains (losses)          2          1         --         --          2
                                      --------   --------   --------   --------   --------

Change in net assets resulting
  from operations                            2          1         --         --          2
                                      --------   --------   --------   --------   --------

FROM CAPITAL TRANSACTIONS
Deposits                                     7          3         --         --          4
Payments on termination                     --         --         --         --         --
Contract maintenance charges                --         --         --         --         --
Loans - net                                 --         --         --         --         --
Transfers among the portfolios
  and with the Fixed Account - net           7         12         --          3          6
                                      --------   --------   --------   --------   --------

Change in net assets resulting
  from capital transactions                 14         15         --          3         10
                                      --------   --------   --------   --------   --------

INCREASE (DECREASE)IN NET ASSETS            16         16         --          3         12

NET ASSETS AT BEGINNING OF PERIOD           --         --         --         --         --
                                      --------   --------   --------   --------   --------

NET ASSETS AT END OF PERIOD           $     16   $     16   $     --   $      3   $     12
                                      ========   ========   ========   ========   ========


See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)

                                                   Janus Aspen Series Portfolios
                                      -------------------------------------------------------------
                                                   For the Year Ended December 31, 1998
                                      -------------------------------------------------------------
                                       Flexible                             Aggressive    Worldwide
                                        Income      Balanced     Growth       Growth       Growth
                                      ---------    ---------    ---------    ---------    ---------

FROM OPERATIONS
Net investment income (loss)          $      71    $     200    $     704    $    (102)   $     693
Net realized gains (losses)                  14          289          406          985        1,900
Change in unrealized gains (losses)          (1)       1,313        3,161        2,976        2,958
                                      ---------    ---------    ---------    ---------    ---------

Change in net assets resulting
  from operations                            84        1,802        4,271        3,859        5,551
                                      ---------    ---------    ---------    ---------    ---------

FROM CAPITAL TRANSACTIONS
Deposits                                    107        1,270        2,626        2,380        4,307
Payments on termination                      (7)         (63)        (252)        (248)        (428)
Contract maintenance charges                (55)        (361)        (879)        (840)      (1,444)
Loans - net                                 (81)         (85)        (298)        (165)        (562)
Transfers among the portfolios
  and with the Fixed Account - net          724        3,291        4,529        2,191        5,862
                                      ---------    ---------    ---------    ---------    ---------

Change in net assets resulting
  from capital transactions                 688        4,052        5,726        3,318        7,735
                                      ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE)IN NET ASSETS            772        5,854        9,997        7,177       13,286

NET ASSETS AT BEGINNING OF PERIOD           897        3,489        9,090        8,992       16,686
                                      ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD           $   1,669    $   9,343    $  19,087    $  16,169    $  29,972
                                      =========    =========    =========    =========    =========

See notes to financial statements.





LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)                                                     Fidelity Variable Insurance Products
                                       IAI Retirement Funds, Inc. Portfolios              Fund II Portfolios
                                      --------------------------------------    -----------------------------------------
                                                                                                           For the Period
                                                                                                           August 17, 1998
                                                                                                             to December
                                                   For the Year Ended December 31, 1998                       31, 1998
                                      ------------------------------------------------------------------   --------------
                                                                                  Asset       Contra-
                                       Regional      Reserve       Balanced      Manager       fund           Index 500
                                      ----------    ----------    ----------    ----------    ----------    -------------

FROM OPERATIONS
Net investment income (loss)          $      127    $        7    $        8    $      465    $      329    $       --
Net realized gains (losses)                   17            (1)           12           159           531            --
Change in unrealized gains (losses)         (142)            2            35            55         1,875             3
                                      ----------    ----------    ----------    ----------    ----------    ----------

Change in net assets resulting
  from operations                              2             8            55           679         2,735             3
                                      ----------    ----------    ----------    ----------    ----------    ----------

FROM CAPITAL TRANSACTIONS
Deposits                                     525             7            90           765         2,307            20
Payments on termination                      (35)           --            (2)         (123)          (95)           --
Contract maintenance charges                (195)           (6)          (33)         (263)         (673)           --
Loans - net                                  (36)           --            (8)          (54)         (338)           --
Transfers among the portfolios
  and with the Fixed Account - net          (208)          (67)          193           511         3,545            18
                                      ----------    ----------    ----------    ----------    ----------    ----------

Change in net assets resulting
  from capital transactions                   51           (66)          240           836         4,746            38
                                      ----------    ----------    ----------    ----------    ----------    ----------

INCREASE (DECREASE)IN NET ASSETS              53           (58)          295         1,515         7,481            41

NET ASSETS AT BEGINNING OF PERIOD          2,703           199           383         3,885         6,904            --
                                      ----------    ----------    ----------    ----------    ----------    ----------

NET ASSETS AT END OF PERIOD           $    2,756    $      141    $      678    $    5,400    $   14,385    $       41
                                      ==========    ==========    ==========    ==========    ==========    ==========




See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)
                                             Fidelity Variable Insurance Products         Federated Insurance Management
                                                        Fund Portfolios                           Series Portfolios
                                      ------------------------------------------------   ------------------------------------
                                                            For the Year Ended December 31, 1998
                                      ---------------------------------------------------------------------------------------
                                                                                         High Income            U.S. Government
                                        Money       Equity-                                 Bond        Utility    Securities
                                        Market      Income        Growth      Overseas     Fund II      Fund II     Fund II
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------


FROM OPERATIONS
Net investment income (loss)          $     403    $     893    $   1,614    $     351    $      56    $      91    $       2
Net realized gains (losses)                  --          753          758          497           67           55           28
Change in unrealized gains (losses)          --          335        3,446          125          (69)         120           26
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------

Change in net assets resulting
  from operations                           403        1,981        5,818          973           54          266           56
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------

FROM CAPITAL TRANSACTIONS
Deposits                                 38,647        3,505        3,241          824          519          183          115
Payments on termination                    (100)        (395)        (354)        (125)         (59)         (48)         (30)
Contract maintenance charges               (729)      (1,219)      (1,181)        (326)        (173)         (94)         (47)
Loans - net                                (458)        (551)        (400)         (72)         (41)         (68)         (18)
Transfers among the portfolios
  and with the Fixed Account - net      (33,765)       4,082        4,386          774        1,275          966          871
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------

Change in net assets resulting
  from capital transactions               3,595        5,422        5,692        1,075        1,521          939          891
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------

INCREASE (DECREASE)IN NET ASSETS          3,998        7,403       11,510        2,048        1,575        1,205          947

NET ASSETS AT BEGINNING OF PERIOD         5,169       16,160       12,370        5,254        2,085        1,366          285
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------

NET ASSETS AT END OF PERIOD           $   9,167    $  23,563    $  23,880    $   7,302    $   3,660    $   2,571    $   1,232
                                      =========    =========    =========    =========    =========    =========    =========



      See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)
                                                                                                      Strong Variable
                                                                                                     Insurance Funds, Inc.
                                            Scudder Variable Life Investment Fund Portfolios            Portfolios
                                    ------------------------------------------------------------   ---------------------
                                     For the Year
                                    Ended December
                                      31, 1998              For the Period August 17, 1998 to December 31, 1998
                                    -------------  ----------------------------------------------------------------------
                                                              Growth and   Global       Inter-     Discovery    Growth
                                        Bond       Balanced     Income    Discovery    national    Fund II      Fund II
                                    -------------  ---------  ----------   ---------   ---------   ---------   ---------


FROM OPERATIONS
Net investment income (loss)          $      31    $      --   $      --   $      --   $      --   $      --   $      --
Net realized gains (losses)                 (68)          --          --          --          --          --          --
Change in unrealized gains (losses)          69           --          --          --          --          --          --
                                      ---------    ---------   ---------   ---------   ---------   ---------   ---------
Change in net assets resulting
  from operations                            32           --          --          --          --          --          --
                                      ---------    ---------   ---------   ---------   ---------   ---------   ---------

FROM CAPITAL TRANSACTIONS
Deposits                                    125           --           3          --          --          --          --
Payments on termination                     (35)          --          --          --          --          --          --
Contract maintenance charges                (55)          --          --          --          --          --          --
Loans - net                                  (4)          --          --          --          --          --          --
Transfers among the portfolios
  and with the Fixed Account - net          120            3          --           3           4          --          --
                                      ---------    ---------   ---------   ---------   ---------   ---------   ---------

Change in net assets resulting
  from capital transactions                 151            3           3           3           4          --          --
                                      ---------    ---------   ---------   ---------   ---------   ---------   ---------

INCREASE(DECREASE)IN NET ASSETS             183            3           3           3           4          --          --

NET ASSETS AT BEGINNING OF PERIOD           547           --          --          --          --          --          --
                                      ---------    ---------   ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD           $     730    $       3   $       3   $       3   $       4   $      --   $      --
                                      =========    =========   =========   =========   =========   =========   =========


     See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)
                                       Strong    T. Rowe Price
                                     Opportunity International
                                    Fund II, Inc.  Series, Inc.    T. Rowe Price Equity Series, Inc.
                                      Portfolio   Portfolio                Portfolios
                                    ------------ -----------   -------------------------------------
                                            For the Period August 17, 1998 to December 31, 1998
                                    ----------------------------------------------------------------
                                     Opportuntiy  International New America    Mid-Cap     Equity
                                       Fund II       Stock        Growth       Growth      Income
                                     -----------   ----------   ----------   ----------   ----------

FROM OPERATIONS
Net investment income (loss)          $       --   $       --   $       --   $       --   $       --
Net realized gains (losses)                   --           --           --           --           --
Change in unrealized gains (losses)           --           --           --           --           --
                                      ----------   ----------   ----------   ----------   ----------

Change in net assets resulting
  from operations                             --           --           --           --           --
                                      ----------   ----------   ----------   ----------   ----------

FROM CAPITAL TRANSACTIONS
Deposits                                      --           --            1            7            3
Payments on termination                       --           --           --           --           --
Contract maintenance charges                  --           --           --           --           --
Loans - net                                   --           --           --           --           --
Transfers among the portfolios
  and with the Fixed Account - net             2           --            2           --            2
                                      ----------   ----------   ----------   ----------   ----------

Change in net assets resulting
  from capital transactions                    2           --            3            7            5
                                      ----------   ----------   ----------   ----------   ----------

INCREASE(DECREASE)IN NET ASSETS                2           --            3            7            5

NET ASSETS AT BEGINNING OF PERIOD             --           --           --           --           --
                                      ----------   ----------   ----------   ----------   ----------

NET ASSETS AT END OF PERIOD           $        2   $      --    $      3     $        7   $        5
                                      ==========   ==========   ==========   ==========   ==========



   See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS

            ($ in thousands)

                                           MFS Variable Insurance Trust Portfolios
                                  ----------------------------------------------------------------
                                        For the Period August 17, 1998 to December 31, 1998
                                  ----------------------------------------------------------------
                                    Growth with  Research    Emerging   Total Return New Discovery
                                  Income Series   Series   Growth Series    Series     Series
                                  -------------  ---------- ----------- ------------ ---- --------

FROM OPERATIONS
Net investment income (loss)          $      --   $      --   $      --   $      --   $      --
Net realized gains (losses)                  --          --          --          --          --
Change in unrealized gains (losses)          --          --          --           1          --
                                      ---------   ---------   ---------   ---------   ---------

Change in net assets resulting
  from operations                            --          --          --           1          --
                                      ---------   ---------   ---------   ---------   ---------

FROM CAPITAL TRANSACTIONS
Deposits                                      3           4          --          12          --
Payments on termination                      --          --          --          --          --
Contract maintenance charges                 --          --          --          --          --
Loans - net                                  --          --          --          --          --
Transfers among the portfolios
  and with the Fixed Account - net           --          --           3           9          --
                                      ---------   ---------   ---------   ---------   ---------

Change in net assets resulting
  from capital transactions                   3           4           3          21          --
                                      ---------   ---------   ---------   ---------   ---------

INCREASE(DECREASE) IN NET ASSETS              3           4           3          22          --

NET ASSETS AT BEGINNING OF PERIOD            --          --          --          --          --
                                      ---------   ---------   ---------   ---------   ---------

NET ASSETS AT END OF PERIOD           $       3   $       4   $       3   $      22   $      --
                                      =========   =========   =========   =========   =========


    See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)


                                                               Janus Aspen Series Portfolios
                                                  --------------------------------------------------------------
                                                   Flexible                              Aggressive    Worldwide
                                                    Income      Balanced     Growth         Growth      Growth
                                                  ----------   ----------   ----------    ---------   ----------

FROM OPERATIONS
Net investment income (loss)                      $       43   $       63   $      131   $      (60)  $       91
Net realized gains (losses)                               21          144          372          421        1,170
Change in unrealized gains (losses)                        9          260          640          632          600
                                                  ----------   ----------   ----------   ----------   ----------
Change in net assets resulting
  from operations                                         73          467        1,143          993        1,861
                                                  ----------   ----------   ----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                                 314          476        2,069        2,348        2,574
Payments on termination                                  (34)         (51)        (236)        (356)        (263)
Contract maintenance charges                             (45)        (161)        (514)        (706)        (765)
Loans - net                                                3          (55)        (278)        (179)        (310)
Transfers among the portfolios
  and with the Fixed Account - net                       158        1,251        3,112        1,978        7,235
                                                  ----------   ----------   ----------   ----------   ----------
Change in net assets resulting
  from capital transactions                              396        1,460        4,153        3,085        8,471
                                                  ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS                        469        1,927        5,296        4,078       10,332

NET ASSETS AT BEGINNING OF YEAR                          428        1,562        3,794        4,914        6,354
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF YEAR                         $      897   $    3,489   $    9,090   $    8,992   $   16,686
                                                  ==========   ==========   ==========   ==========   ==========

Net asset value per unit at end of year           $    14.37   $    16.90   $    18.39   $    17.63   $    19.02
                                                  ==========   ==========   ==========   ==========   ==========

Units outstanding at end of year                      62,401      206,476      494,236      510,138      877,255
                                                  ==========   ==========   ==========   ==========   ==========




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)

                                                                                            Fidelity Variable
                                                                                            Insurance Products
                                                 IAI Retirement Funds, Inc. Portfolios      Fund II Portfolios
                                                 -------------------------------------   -----------------------
                                                                                           Asset
                                                   Regional     Reserve      Balanced     Manager     Contrafund
                                               ----------   ----------   ----------   ----------   ----------

FROM OPERATIONS
Net investment income (loss)                      $       73   $        5   $        7   $      278   $       18
Net realized gains (losses)                               65           (1)          11          254          307
Change in unrealized gains (losses)                      113           --           24           (1)         373
                                                  ----------   ----------   ----------   ----------   ----------
Change in net assets resulting
  from operations                                        251            4           42          531          698
                                                  ----------   ----------   ----------   ----------   ----------
FROM CAPITAL TRANSACTIONS
Deposits                                                 537           22           94          617        1,266
Payments on termination                                  (47)          --          (39)         (73)        (178)
Contract maintenance charges                            (154)          (5)         (21)        (211)        (329)
Loans - net                                              (21)          (7)          --          (52)        (131)
Transfers among the portfolios
  and with the Fixed Account - net                       494           74           70          669        4,154
                                                  ----------   ----------   ----------   ----------   ----------
Change in net assets resulting
  from capital transactions                              809           84          104          950        4,782
                                                  ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS                      1,060           88          146        1,481        5,480

NET ASSETS AT BEGINNING OF YEAR                        1,643          111          237        2,404        1,424
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF YEAR                         $    2,703   $      199   $      383   $    3,885   $    6,904
                                                  ==========   ==========   ==========   ==========   ==========

Net asset value per unit at end of year           $    17.51   $    11.48   $    14.80   $    14.49   $    13.80
                                                  ==========   ==========   ==========   ==========   ==========

Units outstanding at end of year                     154,361       17,365       25,910      268,189      500,155
                                                  ==========   ==========   ==========   ==========   ==========


     See notes to financial statements.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)


                                           Fidelity Variable Insurance Products Fund Portfolios
                                          -------------------------------------------------------
                                            Money         Equity-
                                            Market        Income       Growth        Overseas
                                          ----------    ----------    ----------    ----------

FROM OPERATIONS
Net investment income (loss)              $      266    $      763    $      224    $      220
Net realized gains (losses)                       --           289           712           545
Change in unrealized gains (losses)               --         1,539         1,095          (267)
                                          ----------    ----------    ----------    ----------
Change in net assets resulting
  from operations                                266         2,591         2,031           498
                                          ----------    ----------    ----------    ----------
FROM CAPITAL TRANSACTIONS
Deposits                                      27,467         2,858         3,070           817
Payments on termination                         (108)         (397)         (410)         (120)
Contract maintenance charges                    (673)         (781)         (884)         (243)
Loans - net                                      (13)         (326)         (200)          (23)
Transfers among the portfolios
  and with the Fixed Account - net           (26,494)        4,335          (413)        1,532
                                          ----------    ----------    ----------    ----------
Change in net assets resulting
  from capital transactions                      179         5,689         1,163         1,963
                                          ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                445         8,280         3,194         2,461

NET ASSETS AT BEGINNING OF YEAR                4,724         7,880         9,176         2,793
                                          ----------    ----------    ----------    ----------
NET ASSETS AT END OF YEAR                 $    5,169    $   16,160    $   12,370    $    5,254
                                          ==========    ==========    ==========    ==========

Net asset value per unit at end of year   $    11.90    $    20.08    $    18.41    $    12.84
                                          ==========    ==========    ==========    ==========

Units outstanding at end of year             434,383       804,586       671,846       409,217
                                          ==========    ==========    ==========    ==========



     See notes to financial statments.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)

                                                                                       Scudder
                                                                                       Variable
                                                                                        Life
                                                Federated Insurance                   Investment
                                            Management Series Portfolios            Fund Portfolio
                                       -----------------------------------------    --------------
                                                                         U.S.
                                            High                      Government
                                         Income Bond     Utility      Securities
                                           Fund II       Fund II       Fund II        Bond
                                         -----------    ----------    ----------    ----------


FROM OPERATIONS
Net investment income (loss)              $       51    $       33    $        7    $       26
Net realized gains (losses)                       51            69             4            (1)
Change in unrealized gains (losses)               48           166             7            13
                                          ----------    ----------    ----------    ----------
Change in net assets resulting
  from operations                                150           268            18            38
                                          ----------    ----------    ----------    ----------
FROM CAPITAL TRANSACTIONS
Deposits                                         231           248            33           120
Payments on termination                          (70)          (58)          (21)          (44)
Contract maintenance charges                     (79)          (71)          (20)          (43)
Loans - net                                      (33)          (41)          (12)           (9)
Transfers among the portfolios
  and with the Fixed Account - net             1,314           129           118            35
                                          ----------    ----------    ----------    ----------
Change in net assets resulting
  from capital transactions                    1,363           207            98            59
                                          ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS              1,513           475           116            97

NET ASSETS AT BEGINNING OF YEAR                  572           891           169           450
                                          ----------    ----------    ----------    ----------
NET ASSETS AT END OF YEAR                 $    2,085    $    1,366    $      285    $      547
                                          ==========    ==========    ==========    ==========

Net asset value per unit at end of year   $    14.67    $    16.43    $    12.23    $    12.23
                                          ==========    ==========    ==========    ==========

Units outstanding at end of year             142,047        83,101        23,223        44,687
                                          ==========    ==========    ==========    ==========

     See notes to financial statments.



LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)


                                                      Janus Aspen Series Portfolios
                                          ------------------------------------------------------------------
                                                            For the Year Ended December 31, 1996
                                          ------------------------------------------------------------------
                                           Flexible                                 Aggressive    Worldwide
                                            Income       Balanced       Growth        Growth       Growth
                                          ----------    ----------    ----------    ----------    ----------


FROM OPERATIONS
Net investment income (loss)              $       26    $       18    $       45    $        5    $       37
Net realized gains (losses)                       (9)           28           160           151           324
Change in unrealized gains (losses)               13            64           197          (107)          450
                                          ----------    ----------    ----------    ----------    ----------
Change in net assets resulting
  from operations                                 30           110           402            49           811
                                          ----------    ----------    ----------    ----------    ----------
FROM CAPITAL TRANSACTIONS
Deposits                                          86           205           719         1,343         1,125
Payments on termination                           --            (6)          (17)          (18)          (26)
Contract maintenance charges                     (23)          (65)         (215)         (348)         (316)
Loans - net                                      (28)          (69)          (38)          (56)          (81)
Transfers among the portfolios
  and with the Fixed Account - net               (98)        1,115         1,690         2,549         3,163
                                          ----------    ----------    ----------    ----------    ----------
Change in net assets resulting
  from capital transactions                      (63)        1,180         2,139         3,470         3,865
                                          ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                (33)        1,290         2,541         3,519         4,676

NET ASSETS AT BEGINNING OF PERIOD                461           272         1,253         1,395         1,678
                                          ----------    ----------    ----------    ----------    ----------
NET ASSETS AT END OF PERIOD               $      428    $    1,562    $    3,794    $    4,914    $    6,354
                                          ==========    ==========    ==========    ==========    ==========

Net asset value per unit at end of period $    12.95    $    13.94    $    15.09    $    15.76    $    15.68
                                          ==========    ==========    ==========    ==========    ==========

Units outstanding at end of period            33,049       112,072       251,426       311,878       405,187
                                          ==========    ==========    ==========    ==========    ==========


    See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)

                                                                                          Fidelity Variable
                                                                                          Insurance Products
                                           IAI Retirement Funds, Inc. Portfolios          Fund II Portfolios
                                          --------------------------------------    -----------------------------
                                                                                                 For the Period
                                                                                                 May 1, 1996 to
                                                    For the Year Ended December 31, 1996        December 31, 1996
                                          ----------------------------------------------------  -----------------
                                                                                       Asset
                                           Regional      Reserve       Balanced       Manager     Contrafund
                                          ----------    ----------    ----------    ----------    ----------

FROM OPERATIONS
Net investment income (loss)              $       47    $        5    $        2    $       78    $       (4)
Net realized gains (losses)                       62           --              2            27            41
Change in unrealized gains (losses)                6           --             13           143           109
                                          ----------    ----------    ----------    ----------    ----------
Change in net assets resulting
  from operations                                115             5            17           248           146
                                          ----------    ----------    ----------    ----------    ----------
FROM CAPITAL TRANSACTIONS
Deposits                                         343            13            51           662           102
Payments on termination                           (7)           (1)           (1)          (25)         --
Contract maintenance charges                    (105)           (4)          (15)         (162)          (29)
Loans - net                                      (19)           (1)           --           (33)          (19)
Transfers among the portfolios
  and with the Fixed Account - net               677           (31)          115           387         1,224
                                          ----------    ----------    ----------    ----------    ----------
Change in net assets resulting
  from capital transactions                      889           (24)          150           829         1,278
                                          ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS              1,004           (19)          167         1,077         1,424

NET ASSETS AT BEGINNING OF PERIOD                639           130            70         1,327            --
                                          ----------    ----------    ----------    ----------    ----------
NET ASSETS AT END OF PERIOD               $    1,643    $      111    $      237    $    2,404    $    1,424
                                          ==========    ==========    ==========    ==========    ==========

Net asset value per unit at end of period $    15.55    $    11.05    $    12.78    $    12.09    $    11.20
                                          ==========    ==========    ==========    ==========    ==========

Units outstanding at end of period           105,712        10,023        18,544       198,822       127,156
                                          ==========    ==========    ==========    ==========    ==========



      See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)


                                                          Fidelity Variable Insurance
                                                            Products Fund Portfolios
                                               -------------------------------------------------
                                                      For the Year Ended December 31, 1996
                                               -------------------------------------------------
                                                  Money       Equity-
                                                  Market      Income     Growth        Overseas
                                               ----------   ----------   ----------   ----------

     FROM OPERATIONS
     Net investment income (loss)              $      155   $      110   $      244   $       26
     Net realized gains (losses)                       --          159           80           19
     Change in unrealized gains (losses)               --          381          367          206
                                               ----------   ----------   ----------   ----------
     Change in net assets resulting
       from operations                                155          650          691          251
                                               ----------   ----------   ----------   ----------
     FROM CAPITAL TRANSACTIONS
     Deposits                                      24,379        1,399          875          413
     Payments on termination                          (36)         (75)         (68)         (40)
     Contract maintenance charges                    (522)        (385)        (545)        (162)
     Loans - net                                     (591)         (83)        (214)         (34)
     Transfers among the portfolios
       and with the Fixed Account - net           (21,432)       3,844        4,847          976
                                               ----------   ----------   ----------   ----------
     Change in net assets resulting
       from capital transactions                    1,798        4,700        4,895        1,153
                                               ----------   ----------   ----------   ----------
     INCREASE (DECREASE) IN NET ASSETS              1,953        5,350        5,586        1,404

     NET ASSETS AT BEGINNING OF PERIOD              2,771        2,530        3,590        1,389
                                               ----------   ----------   ----------   ----------
     NET ASSETS AT END OF PERIOD               $    4,724   $    7,880   $    9,176   $    2,793
                                               ==========   ==========   ==========   ==========

     Net asset value per unit at end of period $    11.36   $    15.79   $    15.02   $    11.59
                                               ==========   ==========   ==========   ==========

     Units outstanding at end of period           415,846      499,083      611,092      240,961
                                               ==========   ==========   ==========   ==========



    See notes to financial statements.




LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------

(units in whole amounts, $ in thousands, except value per unit)
                                                                                      Scudder
                                                                                     Variable
                                                                                       Life
                                                 Federated Insurance                Investment
                                             Management Series Portfolios         Fund Portfolio
                                         --------------------------------------- ---------------
                                                    For the Year Ended December 31, 1996
                                         -------------------------------------------------------
                                                                         U.S.
                                            High                      Government
                                         Income Bond     Utility      Securities
                                           Fund II       Fund II       Fund II        Bond
                                         -----------    ----------    ----------    ----------

FROM OPERATIONS
Net investment income (loss)              $       45    $       24    $        8    $       26
Net realized gains (losses)                        5            55            (1)          (22)
Change in unrealized gains (losses)               22            21             1             7
                                          ----------    ----------    ----------    ----------
Change in net assets resulting
  from operations                                 72           100             8            11
                                          ----------    ----------    ----------    ----------
FROM CAPITAL TRANSACTIONS
Deposits                                          96           127            24            84
Payments on termination                           (1)           (8)           (3)         --
Contract maintenance charges                     (32)          (50)          (11)          (28)
Loans - net                                      (39)          (21)           (4)          (19)
Transfers among the portfolios
  and with the Fixed Account - net                 7           406           100           234
                                          ----------    ----------    ----------    ----------
Change in net assets resulting
  from capital transactions                       31           454           106           271
                                          ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                103           554           114           282

NET ASSETS AT BEGINNING OF PERIOD                469           337            55           168
                                          ----------    ----------    ----------    ----------
NET ASSETS AT END OF PERIOD               $      572    $      891    $      169    $      450
                                          ==========    ==========    ==========    ==========

Net asset value per unit at end of period $    12.98    $    13.07    $    11.37    $    11.29
                                          ==========    ==========    ==========    ==========

Units outstanding at end of period            44,040        68,211        14,837        39,841
                                          ==========    ==========    ==========    ==========



    See notes to finacial statements.


LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

NOTES TO FINANCIAL STATEMENTS



1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Lincoln Benefit issues two life policies, the Investor's Select and Consultant, the deposits of which are invested at the direction of the policyholder in the sub-accounts ("portfolios" for purposes of this report) that comprise the Account. Policyholders bear all investment risk. The portfolios invest in the following: Alger American Fund, Janus Aspen Series, IAI Retirement Funds, Inc., Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund, Federated Insurance Management Series, Scudder Variable Life Investment Fund, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., and MFS Variable Insurance Trust (collectively the "Funds").

     Lincoln Benefit provides administrative and insurance services to the policyholder for a fee.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     Valuation of Investments - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1998.

     Investment Income - Investment income consists of dividends declared by the Funds and is recognized on the date of record.

     Realized Gains and Losses - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998, 1997, and 1996 as the Account did not generate taxable income.

3.   POLICY CHARGES AND DEDUCTIONS

     Upon receipt of each premium payment and before allocation to the policy value, Lincoln Benefit deducts 2.5% of the premium to pay state premium taxes. For a Consultant policy, Lincoln Benefit also deducts a premium expense charge of 3.5% per annum of each premium for the first ten policy years and 1.5% thereafter.

     Lincoln Benefit deducts a contract maintenance charge which is equal to (i) the cost of insurance for the policy, including riders, plus (ii) a monthly administration charge of $5 for an Investor's Select policy and $7.50 for a Consultant policy.

     Lincoln Benefit assumes certain mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .70% per annum of the daily net assets of the Account for an Investor's Select policy. Lincoln Benefit guarantees that the rate of this charge will not exceed .90%. For a Consultant policy, Lincoln Benefit deducts charges daily at a rate equal to .72% per annum of the daily net assets of the Account for the first fourteen policy years. Thereafter, Lincoln Benefit intends to charge .36% per annum for each policy year and guarantees the charge will not exceed .48%.

     An annual administrative expense charge of .20% of the Investor's Select policy value is assessed on each policy anniversary during the first twelve policy years.


4.   FINANCIAL INSTRUMENTS

     The only financial instruments of the Account are the investments in each of the portfolios, which are carried at fair value, based on quoted market prices.


5. UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                                                         Investor's Select Contracts

                                                                                        Unit activity during 1998:
                                                                                        ---------------------
                                                                                                                          Accumulat-
                                                                                                                 Units     ion Unit
                                                                              Units                           Outstanding    Value
                                                                           Outstanding    Units       Units   December 31,  December
                                                                         December 31,1997 Issued    Redeemed      1998     31, 1998
                                                                         ------------------------   --------   ----------  ---------

Investments in Janus Aspen Series Portfolio:
    Flexible Income                                                            62,401     102,750     (58,249)     106,902 $  15.57
    Balanced                                                                  206,476     369,356    (177,350)     398,482    22.46
    Growth                                                                    494,236     540,595    (266,194)     768,637    24.78
    Aggressive Growth                                                         510,138     912,437    (734,984)     687,591    23.50
    Worldwide Growth                                                          877,255   1,507,762  (1,161,972)   1,223,045    24.35

Investments in IAI Retirement Funds, Inc. Portfolios:
    Regional                                                                  154,361      56,584     (54,905)     156,040    17.66
    Reserve                                                                    17,365      16,940     (22,606)      11,699    12.02
    Balanced                                                                   25,910      28,533     (13,306)      41,137    16.47

Investments in Fidelity Variable Insurance Products Fund II Portfolios:
    Asset Manager                                                             268,189     695,124    (637,187)     326,126    16.55
    Contrafund                                                                500,155   1,142,827    (862,165)     780,817    17.82
    Index 500

Investments in Fidelity Variable Insurance Products Fund Portfolios:
    Money Market                                                              434,383  12,499,893 (12,235,067)     699,209    12.46
    Equity-Income                                                             804,586     820,297    (567,640)   1,057,243    22.26
    Growth                                                                    671,846     850,083    (586,970)     934,959    25.50
    Overseas                                                                  409,217   3,059,915  (2,961,136)     507,996    14.37

Investments in Federated Insurance Management Series Portfolios:
    High Income Bond Fund  II                                                 142,047     518,131    (417,050)     243,128    14.97
    Utility Fund II                                                            83,101      98,288     (43,133)     138,256    18.60
    U.S. Government Securities Fund II                                         23,223     250,414    (179,427)      94,210    13.07

Investment in Scudder Variable Life Investment Fund Portfolio:
    Bond                                                                       44,687      63,234     (51,614)      56,307    12.95


5. UNITS ISSUED AND REDEEMED

     (Units in whole amounts)
                                                                                             Consultant Contracts
                                                                                       Unit activity during 1998:
                                                                                       -------------------
                                                                                                                          Accumulat-
                                                                                                             Units        ion Unit
                                                                              Units                         Outstanding     Value
                                                                           Outstanding    Units    Units   December 31,   December
                                                                         December 31,1997 Issued   Redeemed   1998        31, 1998
                                                                         ------------------------  -------- ---------- ------------

Investments in Alger American Fund Portfolios:
    Growth                                                                     --       2,423    (1,048)    1,375      $     11.98
    Income and Growth                                                          --       1,401        (1)    1,400            11.55
    Leveraged AllCap                                                           --          39        (3)       36            12.87
    MidCap Growth                                                              --         260        (6)      254            11.65
    Small Capitalization                                                       --       2,173    (1,138)    1,035            11.36

Investments in Janus Aspen Series Portfolios:
    Flexible Income                                                            --         363        (4)      359            10.30
    Balanced                                                                   --      44,685   (11,139)   33,546            11.74
    Growth                                                                     --       4,013      (380)    3,633            11.91
    Aggressive Growth                                                          --         864        (9)      855            12.33
    Worldwide Growth                                                           --      22,312    (4,592)   17,720            10.73

Investments in Fidelity Variable Insurance Products Fund II Portfolios:
    Asset Manager                                                              --         317      (158)      159            10.85
    Contrafund                                                                 --      54,358   (13,219)   41,139            11.51
    Index 500                                                                  --       4,832    (1,215)    3,617            11.42

Investments in Fidelity Variable Insurance Products Fund Portfolios:
    Money Market                                                               --      60,685   (16,150)   44,535            10.20
    Equity-Income                                                              --       2,630      (350)    2,280            10.88
    Growth                                                                     --       3,259      (179)    3,080            11.68
    Overseas                                                                   --          --        --        --            10.55

Investments in Federated Insurance Management Series Portfolios:
    High Income Bond Fund  II                                                  --       2,233       (52)    2,181             9.89
    Utility Fund II                                                            --          --        --        --            11.19
    U.S. Government Securities Fund II                                         --          15        --        15            10.31

Investments in Scudder Variable Life Investment Fund Portfolios:
    Bond                                                                       --         121        (3)      118            10.24
    Balanced                                                                   --         299       (10)      289            11.09
    Growth and Income                                                          --         302        (3)      299            10.57
    Global Discovery                                                           --         265        (6)      259            10.82
    International                                                              --         408        (6)      402            10.43

Investments in Strong Variable Insurance Funds, Inc. Portfolios:
    Discovery Fund II                                                          --          --        --        --            11.09
    Growth Fund II                                                             --          --        --        --            11.47

Investment in Strong Opportunity Fund II, Inc. Portfolio:
    Opportunity Fund II                                                        --         173        (2)      171            10.99

Investment in T. Rowe Price International Series, Inc. Portfolio:
    International Stock                                                        --          10        --        10            10.83

Investments in T. Rowe Price Equity Series, Inc. Portfolios:
    New America Growth                                                         --         240       (11)      229            11.30
    Mid-Cap Growth                                                             --         580       (14)      566            11.56
    Equity Income                                                              --         501       (12)      489            10.83

Investments in MFS Variable Insurance Trust Portfolios:
    Growth with Income Series                                                  --         266        --       266            11.25
    Research Series                                                            --         340        (3)      337            11.13
    Emerging Growth Series                                                     --         272        (4)      268            11.80
    Total Return Series                                                        --       2,373      (326)    2,047            10.66
    New Discovery Series                                                       --          23        --        23            11.41

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying consolidated statements of Financial Position of Lincoln Benefit Life Company and subsidiary (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These consolidated financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.



/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999

                          LINCOLN BENEFIT LIFE COMPANY
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION



                                                              December 31,
                                                              ------------
($ in thousands)                                           1998          1997
                                                           ----          ----

Assets
Investments
    Fixed income securities, at fair value
        (amortized cost $149,898 and $141,553)          $  158,984  $  147,911
    Short-term                                               3,675       1,020
                                                        ----------  ----------
    Total investments                                      162,659     148,931

Cash                                                         1,735       4,220
Reinsurance recoverable from Allstate Life
    Insurance Company                                    6,933,084   6,732,755
Reinsurance recoverable from non-affiliates                191,092     127,182
Receivable from affiliates, net                             37,103      14,481
Other assets                                                30,919      31,976
Separate Accounts                                          763,416     447,658
                                                         ----------  ----------
             Total assets                               $8,120,008  $7,507,203
                                                         ==========  ==========

Liabilities
Reserve for life-contingent contract benefits           $  338,069  $  252,195
Contractholder funds                                     6,785,070   6,607,130
Current income taxes payable                                 3,659       1,128
Deferred income taxes                                        5,546       4,149
Other liabilities and accrued expenses                      64,470      43,609
Separate Accounts                                          763,416     447,658
                                                         ----------  ----------
             Total liabilities                           7,960,230   7,355,869
                                                         ----------  ----------

Commitments and Contingent Liabilities (Note 8)

Shareholder's Equity
Common stock, $100 par value, 30,000 shares
     authorized, 25,000 issued and outstanding                2,500       2,500
Additional capital paid-in                                  116,750     116,750
Retained income                                              34,622      27,952

Accumulated other comprehensive income:
   Unrealized net capital gains                               5,906       4,132
                                                         ----------  ----------
   Total accumulated other comprehensive income               5,906       4,132
                                                         ----------  ----------
   Total shareholder's equity                               159,778     151,334
                                                         ----------  ----------
   Total liabilities and shareholder's equity            $8,120,008  $7,507,203
                                                         ==========  ==========


See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                            AND COMPREHENSIVE INCOME


                                                        Year Ended December 31,
                                                        -----------------------
($ in thousands)                                      1998      1997       1996
                                                      ----      ----       ----
Revenues
Net investment income                               $10,240   $10,570   $ 9,519
Realized capital gains and losses                       134        17         6
                                                    -------   -------   -------
                                                     10,374    10,587     9,525
Costs and expenses
Provision for policy benefits (net of reinsurance
   recoveries of $496,140, $464,154 and $419,936)        --        --       465
Operating costs and expenses                             --        --       457
                                                    -------   -------   -------
                                                         --        --       922
                                                    -------   -------   -------


Income from operations before income tax expense     10,374    10,587     8,603
Income tax expense                                    3,704     3,735     3,020
                                                    -------   -------   -------

Net income                                            6,670     6,852     5,583
                                                    -------   -------   -------

Other comprehensive income, after tax
  Change in unrealized net capital gains and losses   1,774     2,331    (3,197)
                                                    -------   -------   -------

  Comprehensive income                              $ 8,444   $ 9,183   $ 2,386
                                                    =======   =======   =======



See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY



                                                         December 31,
                                                         ------------
($ in thousands)                                  1998      1997        1996
                                                  ----      ----        ----

Common Stock                                   $   2,500  $   2,500   $   2,500
                                               ---------  ---------   ---------

Additional capital paid-in                       116,750    116,750     116,750
                                               ---------  ---------   ---------

Retained income
Balance, beginning of year                        27,952     21,110      18,060
Net income                                         6,670      6,852       5,583
Dividend-in-kind                                      --        (10)     (2,533)
                                               ---------  ---------   ---------
Balance, end of year                              34,622     27,952      21,110
                                               ---------  ---------   ---------

Accumulated other comprehensive income
Balance, beginning of year                         4,132      1,801       4,998
Change in unrealized net capital gains and loss    1,774      2,331      (3,197)
                                               ---------  ---------   ---------
Balance, end of year                               5,906      4,132       1,801
                                               ---------  ---------   ---------

      Total shareholder's equity               $ 159,778  $ 151,334   $ 142,161
                                               =========  =========   =========


See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS



                                                       Year Ended December 31,
                                                       -----------------------
($ in thousands)                                    1998        1997      1996
                                                    ----        ----      ----

Cash flows from operating activities
Net income                                       $  6,670   $  6,852   $  5,583
Adjustments to reconcile net income to net
 cash provided by operating activities
 Depreciation, amortization and other non-cash items   10         20         50
 Realized capital gains and losses                   (134)       (17)        (6)
 Changes in:
  Life-contingent contract benefits and
   contractholder funds                              (425)       427     (4,918)
    Income taxes payable                            2,973       (381)       143
    Other operating assets and liabilities         (1,047)    (4,606)    10,473
                                                 --------   --------   --------
     Net cash provided by operating activties       8,047      2,295     11,325
                                                 --------   --------   --------

Cash flows from investing activities
Fixed income securities
    Investment collections                         10,710     11,980      8,759
    Investment purchases                          (18,587)   (18,307)   (17,570)
Change in short-term investments, net              (2,655)       840      4,489
                                                 --------   --------   --------
    Net cash used in investing activities         (10,532)    (5,487)    (4,322)
                                                 --------   --------   --------

Net (decrease) increase in cash                    (2,485)    (3,192)     7,003
Cash at beginning of year                           4,220      7,412        409
                                                 --------   --------   --------
Cash at end of year                              $  1,735   $  4,220   $  7,412
                                                 ========   ========   ========

Supplemental disclosure of cash flow information
 Noncash financing activity:
  Dividend-in-kind to Allstate Life Insurance    $      -   $    (10) $ (2,533)
                                                 ========   ========   ========


  See notes to consolidated financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


1.   General

Basis of presentation
The accompanying consolidated financial statements include the accounts of Lincoln Benefit Life Company ("LBL") and its wholly owned subsidiary, Allstate Financial Distributors, Inc., formerly Lincoln Benefit Financial Services, a registered broker-dealer (collectively, the "Company"). LBL is a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with generally accepted accounting principles. All significant intercompany accounts and transactions have been eliminated.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

Nature of operations
The Company markets a broad line of life insurance and savings products primarily through independent insurance agents and brokers. Life insurance includes traditional products such as whole life and term life insurance, as well as variable life, universal life and other interest-sensitive life products. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities. In 1998, annuity premiums and deposits represented approximately 70% of the Company's total statutory premiums and deposits.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in the securities and insurance businesses. Such events would present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.


The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin
Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Wisconsin, Florida, Pennsylvania and Illinois for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)



2.  Summary of Significant Accounting Policies

Investments
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost which approximates fair value.


Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgaged-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.


Reinsurance
The Company has reinsurance agreements whereby premiums, contract charges, credited interest, policy benefits and certain expenses are ceded, primarily to ALIC. Such amounts are reflected net of such reinsurance in the consolidated statements of operations and comprehensive income. The amounts shown in the Company's consolidated statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the consolidated statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.


Recognition of premium revenues and contract charges
Premiums for traditional life insurance and certain life-contingent annuities are recognized as revenue when due. Accident and disability premiums are earned on a pro rata basis over the policy period. Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances. Gross premium in excess of the net premium on limited payment contracts are deferred and recognized over the contract period. All premium revenues and contract charges are reinsured.

Income taxes
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains or losses on fixed income securities carried at fair value and differences in the tax bases of investments.

Separate Accounts
The Company issues flexible premium deferred variable annuities and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying consolidated statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Lincoln Benefit Life Variable Annuity Account and Lincoln Benefit Life Variable Life Account. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's consolidated statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits, which relates to traditional life insurance, fixed annuities with life contingencies, disability insurance and accident insurance, is computed on the basis of assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.0% to 10.0% during 1998.

Contractholder funds
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 4.40% to 9.25% for those contracts with fixed interest rates and from 1.08% to 15.15% for those with flexible rates.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

New accounting standards
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with the shareholder. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 9).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

Pending accounting standards
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position
("SOP")   97-3,   "Accounting by Insurance and Other Enterprises for
Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.   Related Party Transactions

Reinsurance

The Company has reinsurance agreements whereby premiums, contract charges, credited interest, policy benefits and certain expenses are ceded, and reflected net of such cessions in the consolidated statements of operations and comprehensive income. The amounts shown in the Company's consolidated statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related reserve of life-contingent contract benefits and contractholder funds are reported separately in the consolidated statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits are not included in the Company's consolidated financial statements as those assets are owned and managed under terms of the reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.


                                                        Year ended December 31,
                                                        -----------------------
($ in thousands)                                       1998      1997      1996
                                                   --------  --------  --------

Premiums                                           $ 30,811  $ 34,834  $ 48,111
Contract charges                                    106,158    87,061    73,659
Credited interest, policy benefits, and other
     expenses                                       609,325   533,369   496,735

Effective December 31, 1996, the reinsurance treaty with ALIC was amended to also include a paid up block of life business which was previously retained by the Company. The reinsurance premium related to the transfer was $8,255 on a statutory accounting basis and $5,712 based upon generally accepted accounting principles, creating a dividend-in-kind of $2,543. The premium is equal to the sum of the aggregate policy reserves and policyholder dividend accumulation on this block of business as of December 31, 1996. The policy loans and accrued interest relating to this block of business totaled $554 and were also ceded to ALIC as of December 31, 1996, creating a non-cash financing transaction.

Business operations
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $45,940, $34,947, and $25,094 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


4.       Investments

Fair values
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                  Gross Unrealized
                                       Amortized  ----------------    Fair
                                        cost        Gains   Losses    value
                                      ----------- -------  --------  ----------
At December 31, 1998
U.S. government and agencies          $ 14,105  $  2,498  $      -   $ 16,603
Corporate                               84,547     3,548      (151)    87,944
Foreign government                       3,031       239         -      3,270
Mortgage-backed securities              48,215     2,972       (20)    51,167
                                      --------  --------  --------   --------
    Total fixed income securities     $149,898  $  9,257  $   (171)  $158,984
                                      ========  ========  ========   ========


At December 31, 1997
U.S. government and agencies          $ 14,598  $  1,760  $      -   $ 16,358
Corporate                               71,602     1,839      (297)    73,144
Foreign government                       3,040       229         -      3,269
Mortgage-backed securities              52,313     2,845       (18)    55,140
                                      --------  --------  --------   --------
    Total fixed income securities     $141,553  $  6,673  $   (315)  $147,911
                                     ========  ========  ========   ========
Scheduled maturities
The scheduled maturities for fixed income securities are as follows at December 31, 1998:
                                                Amortized    Fair
                                                  cost       value
                                                ---------- --------

Due in one year or less                        $  4,525  $  4,554
Due after one year through five years            25,829    26,625
Due after five years through ten years           58,047    60,861
Due after ten years                              13,282    15,777
                                                --------  --------
                                                101,683   107,817
Mortgage-backed securities                       48,215    51,167
                                                -------   -------
     Total                                     $149,898  $158,984
                                               ========  ========


Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

Net investment income
Year ended December 31,                 1998      1997     1996
                                        ----      ----     ----
Fixed income securities                $10,375  $10,723  $ 9,825
Short-term investments                     231      160      215
                                       -------  -------  -------
  Investment income,before expense      10,606   10,883   10,040
  Investment expense                       366      313      521
                                       -------  -------  -------
    Net investment income              $10,240  $10,570  $ 9,519
                                       =======  =======  =======

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


Realized capital gains and losses
Year ended December 31,                                  1998    1997    1996
                                                       ------  ------  ------

Fixed income securities                                $  134  $   17  $    6
    Income taxes                                           47       6       2
                                                        ------  ------  ------
    Realized capital gains and losses, after tax       $   87  $   11  $    4
                                                        ======  ======  ======

Excluding calls and prepayments, there were no gains or losses realized on sales of fixed income securities during 1998, 1997 and 1996.

Unrealized net capital gains
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:



                                                        Gross unrealized
                               Cost/                     ----------------    Unrealized
                           amortized cost   Fair value  Gains      Losses    net gains
                           -------------   ----------   ------     ------    ----------

Fixed income securities       $ 149,898     $ 158,984   $ 9,257   $ (171)    $ 9,086
                              =========      =========  ========  ========
Deferred income taxes                                                         (3,180)
                                                                             ----------
Unrealized net capital gains                                                  $ 5,906
                                                                             ==========


Change in unrealized net capital gains and losses
Year ended December 31,                     1998      1997      1996
                                            ----      ----      ----
Fixed income securities                  $ 2,729   $ 3,585   $(4,918)
Deferred income taxes                       (955)   (1,254)    1,721
                                          -------  -------   --------
Increase (decrease) in unrealized net
     capital gains                       $ 1,774   $ 2,331   $(3,197)
                                         =======   =======   ========
Securities on deposit
At December 31, 1998, fixed income securities with a carrying value of $8,945 were on deposit with regulatory authorities as required by law.

5. Financial Instruments


In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented on the following page are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including traditional life and universal life-type insurance reserves, and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)

Financial assets
The carrying value and fair value of financial assets at December 31, are as follows:

                                1998                 1997
                                ----                 ----
                         Carrying    Fair     Carrying   Fair
                          value      value      value    value
                          -------    ------   -------- -------

Fixed income securities  $158,984  $158,984  $147,911  $147,911
Short-term investments      3,675     3,675     1,020     1,020
Separate Accounts         763,416   763,416   447,658   447,658

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

Financial liabilities
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                   1998                     1997
                                   ----                     ----
                           Carrying    Fair       Carrying      Fair
                            value      value       value        value
                            -------  -------     ---------     ------
Contractholder funds on
 nvestment contracts    $5,220,485    $5,006,124   $5,188,474  $4,941,732
Separate Accounts          763,416       763,416      447,658     447,658


The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


6.   Income Taxes

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group, including the Company, joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follow:
                                          1998          1997
                                          ----          ----
Deferred assets
Separate Accounts                         $   -      $   393
                                         ------       -------
Deferred liabilities
Unrealized net capital gains             (3,180)      (2,225)
Difference in tax bases of investments   (2,244)      (2,265)
Other liabilities                          (122)         (52)
                                        -------       -------
    Total deferred liabilities           (5,546)      (4,542)
                                        -------       -------
      Net deferred liability            $(5,546)     $(4,149)
                                         =======      =======

The components of the income tax expense for the year ended at December 31, are as follow:

                                1998     1997      1996
                                ----     ----      ----

Current                       $ 3,262  $ 4,321   $ 3,082
Deferred                          442     (586)      (62)
                              -------  -------   -------
    Total income tax expense  $ 3,704  $ 3,735   $ 3,020
                              =======  =======   =======

The Company paid income taxes of $731, $4,116 and $2,864 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $3,659 and $1,128 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                     1998      1997       1996
                                     ----      ----       ----
Statutory federal income tax rate    35.0%     35.0%      35.0%
Other                                  .7        .3         .1
                                     -----     -----      -----
Effective income tax rate            35.7%     35.3%      35.1%
                                     =====     =====      =====

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)



Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1998, approximately $340, will result in federal income taxes payable of $119 if distributed by the Company to ALIC. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.


7.       Statutory Financial Information

Permitted statutory accounting practices
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Nebraska Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Nebraska, is continuing its comparison of codification and current statutory accounting requirements to determine the necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

Dividends
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Nebraska Department of Insurance is $14,434.

                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)


8.   Commitments and Contingent Liabilities

Leases

The Company leases certain office facilities. Total rent expense for all leases was $1,358, $1,274 and $1,039 in 1998, 1997 and 1996, respectively. Minimum rental commitments under noncancelable operating leases with initial or remaining term of more than one year as of December 31, are as follows:


                                                  1998
                                                  ----
                            1999                 $1,395
                            2000                  1,174
                            2001                     12
                            2002                     12
                            2003                     12
                            Thereafter              276
                                                 -------
                                                 $2,881
                                                 ======
In 1998, the Company accrued lease cancellation charges of $1,100 in anticipation of terminating a particular lease, included in the table above, for office space which is expected to be vacated by the end of 1999.

Regulation and legal proceedings
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in securities and insurance business, tax law changes affecting the taxation of insurance companies, and tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.




                        LINCOLN BENEFIT LIFE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                ($ in thousands)



9.       Other Comprehensive Income

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                        1998                              1997                             1996
                               -----------------------------   -----------------------------     ----------------------------
                                                      After-                          After-                          After-
                              Pretax       Tax       tax        Pretax      Tax      tax         Pretax      Tax        tax
                              ------     ------    --------     -------     ----     ------      -------     ----     ------
Unrealized capital gains
and losses:
-------------------------
Unrealized holding
   gains (losses) arising
   during the period          $ 2,863   $(1,002)   $ 1,861    $ 3,602  $ (1,260) $   2,342     $  (4,912)   $ 1,719   $ (3,193)
Less: reclassification
   adjustment for
   realized capital gains
   included in net income         134       (47)        87         17        (6)        11             6       (2)          4
                               -------   -------    -------    -------   --------   -------      -------    -------    -------
Unrealized net capital
   gains (losses)               2,729      (955)     1,774      3,585    (1,254)     2,331       (4,918)     1,721     (3,197)
                               -------    -------    ------    ------    -------   -------      --------    -------   --------
Other comprehensive
   income                     $ 2,729    $ (955)   $ 1,774    $ 3,585   $(1,254)   $ 2,331      $(4,918)   $ 1,721    $(3,197)
                               =======    =======   =======    =======   =======   =======      ========    =======   ========



                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV- REINSURANCE
                                ($ in thousands)



                                    Gross                               Net
Year Ended December 31, 1998       amount           Ceded            amount
----------------------------      ------            -----            ------

Life insurance in force         $97,690,299  $    97,690,299  $            -
                                ===========  ===============  ==============
Premiums and contract charges:
         Life and annuities     $   287,839  $       287,839  $            -
         Accident and health          3,450            3,450               -
                                -----------  ---------------   -------------
                                $   291,289  $       291,289  $            -
                                ===========  ===============  ==============


                                  Gross                             Net
Year Ended December 31, 1997     amount           Ceded            amount
----------------------------     -------          ------           ------

Life insurance in force         $72,754,000    $72,754,000     $            -
                                ===========    ===========      =============
Premiums and contract charges:
         Life and annuities     $   277,825    $   277,825     $            -
         Accident and health         35,217         35,217                  -
                                -----------    -----------      -------------
                                $   313,042    $   313,042     $            -
                                ===========    ===========      =============


                                   Gross                             Net
Year Ended December 31, 1996       amount         Ceded             amount
----------------------------       ------         -----             ------

Life insurance in force         $51,514,000    $51,514,000   $            -
                                ============    ===========   =============
Premiums and contract charges:
         Life and annuities    $    191,475    $   191,475   $            -
         Accident and health          9,566          9,566                -
                               -------------  -----------    --------------
                               $    201,041    $   201,041   $            -
                               ============    ===========   ==============

                                    APPENDIX

              ILLUSTRATIONS OF SURRENDER VALUES AND DEATH BENEFITS

The following tables illustrate how the Surrender Values and Death Benefits of a Policy change with the investment experience of the Portfolios. The tables show the Surrender Values and Death Benefits of a Policy issued to an Insured of a given age and underwriting risk classification who pays the specified an-nual premium would vary over time if the investments return on the assets held in the underlying Portfolio(s) was a uniform, gross after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-2 through A-5 illustrate a Policy issued to a male, age 45, $150,000 face amount, under a preferred nonsmoker risk classification and Death Benefit Option 1.


The illustrations on pages A-2 and A-3 assume annual payment of $1,883, which is the Safety Net Premium (see Monthly Guarantee Premiums, page 9). Payment of this premium each year would guarantee death benefit coverage to age 65, regardless of investment performance, assuming no loans or withdrawals are taken.

The illustrations on page A-2 assume current charges and cost of insurance rates, while the illustrations on page A-3 assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).


The illustrations on page A-4 and A-5 assume annual payment of $2,935, which is the Lifetime Guarantee Premium (see "Monthly Guarantee Premiums," page 9). Payment of this premium each year would guarantee death benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken. The illustrations on page A-4 assume current charges and cost of insurance rates, while the illustrations on page A-5 assume maximum guaranteed charges and cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown for the Death Benefit, Policy Value and Surrender Value reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return on the assets held in the Portfolios as a result of expenses paid by the Portfolios and charges levied against the Subaccounts. The values shown take into account the average daily investment advisory fees paid by the Portfolios, which is equivalent to an average annual rate of .59% of the average daily net assets of the Funds, and the average of other daily Portfolio expenses, which is equivalent to an average annual rate of .15% of the average daily net assets of the Funds. Also reflected is our daily charge to each Subaccount for assuming mortality and expense risks. The current charge is an annual rate of .70% of the average net assets of the Subaccounts. The mortality and expense risk charge is guaranteed never to exceed .90% of the average net assets. The illustrations also reflect the deduction from premium payments for premium taxes, the monthly administrative fee of $5, and, for the first twelve policy years, the annual administrative charge of 0.2% of Policy value. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Current Costs" correspond to approximate net annual rates of -1.43%, 4.57%, and 10.57%, respectively. The illustrated gross annual investment rates of return of 0%, 6%, and 12%, "Assuming Guaranteed Costs" correspond to approximate net annual rates of return of -1.63%, 4.37% and 10.37%, respectively.


The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against the Separate Account, since we are not currently making this charge. However, this charge may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6%, and 12% by an amount sufficient to cover the tax charge in order to produce the Death Benefits, Policy Values and Surrender Values illustrated (see "Federal Tax Matters," page 18).

The tables illustrate the Policy Values, Surrender Values and Death Benefits that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all net premiums are allocated to the Separate Account, and if no Policy loans are taken. The tables also assume that you have not requested an increase or decrease in the face amount of the Policy and that no partial surrenders or transfers have been made.

Upon request, we will provide a comparable illustration based upon the pro-posed Insured's actual age, sex and underwriting classification, the face amount, death benefit option, the proposed amount and frequency of premium payments and any available riders requested.



                LINCOLN BENEFIT LIFE COMPANY
          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 HYPOTHETICAL ILLUSTRATIONS

              Male issue age 45
  Face Amount                   Preferred Non-
    $150,000                      Smoker Class
 Annual Premium                  Death Benefit
     $1,883                         Option 1
        Current Cost of Insurance Rates



                                       DEATH BENEFIT
                             Assuming Hypothetical Gross and
                             Net Annual Investment Return of
          Policy            0% Gross   6% Gross   12% Gross
           Year            -1.43% Net  4.57% Net  10.57% Net

            1                 150,000    150,000     150,000
            2                 150,000    150,000     150,000
            3                 150,000    150,000     150,000
            4                 150,000    150,000     150,000
            5                 150,000    150,000     150,000
            6                 150,000    150,000     150,000
            7                 150,000    150,000     150,000
            8                 150,000    150,000     150,000
            9                 150,000    150,000     150,000
            10                150,000    150,000     150,000
            15                150,000    150,000     150,000
            20 (age 65)       150,000    150,000     150,000
            30 (age 75)       150,000    150,000     257,153
            40 (age 85)          *       150,000     705,635
            54 (age 99)          *          *      2,688,870


                          POLICY VALUE                     SURRENDER VALUE
                    Assuming Hypothetical Gross      Assuming Hypothetical Gross and
               and Net Annual Investment Return of   Net Annual Investment Return of
Policy              0% Gross 6% Gross 12% Gross        0% Gross    6% Gross     12% Gross
 Year          -1.43% Net   4.57% Net   10.57% Net   -1.43% Net  4.57% Net   10.57% Net

    1              1,288      1,381       1,475            0           66          160
    2              2,526      2,793       3,072           987       1,254        1,533
    3              3,719      4,241       4,809         2,180       2,702        3,271
    4              4,866      5,727       6,702         3,327       4,188        5,163
    5              5,967      7,251       8,764         4,428       5,712        7,225
    6              7,028      8,821      11,023         5,566       7,359        9,561
    7              8,032      10,421     13,479         6,647       9,036       12,094
    8              8,984      12,057     16,161         7,753      10,826       14,930
    9              9,868      13,716     19,078         8,790      12,639       18,001
    10            10,683      15,397     22,255         9,913      14,628       21,486
    15            14,255      24,786     43,946        14,255      24,786       43,946
    20 (age 65)   16,099      35,367     79,778        16,099      35,367       79,778
    30 (age 75)    5,007      53,583    240,330         5,007      53,583      240,330
    40 (age 85)      *        50,044    672,034          *         50,044      672,034
    54 (age 99)      *           *    2,688,870          *            *      2,688,870


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.


Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.



                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS

                                            Male issue age 45

               Face Amount $150,000           Preferred Non-Smoker Class

               Annual Premium $1,883          Death Benefit Option 1

                    Guaranteed Cost of Insurance Rates


                                    DEATH BENEFIT
                            Assuming Hypothetical Gross and
                           Net Annual Investment Return of
           Policy         0% Gross         6%Gross         12% Gross
           Year          -1.63% Net       4.37% Net        10.37% Net

           1               150,000           150,000          150,000
           2               150,000           150,000          150,000
           3               150,000           150,000          150,000
           4               150,000           150,000          150,000
           5               150,000           150,000          150,000
           6               150,000           150,000          150,000
           7               150,000           150,000          150,000
           8               150,000           150,000          150,000
           9               150,000           150,000          150,000
           10              150,000           150,000          150,000
           15              150,000           150,000          150,000
           20 (age 65)     150,000           150,000          150,000
           30 (age 75)       *                   *            185,407
           40 (age 85)       *                   *            497,425
           54 (age 99)       *                   *          1,791,360



                         POLICY VALUE                   SURRENDER VALUE
                Assuming Hypothetical Gross and   Assuming Hypothetical Gross and
                 Net Annual InvestmentReturn of   Net Annual Investment Return of
   Policy       0% Gross  6% Gross    12% Gross    0% Gross  6% Gross   12% Gross
   Year       -1.63% Net  4.37% Net  10.37% Net  -1.63% Net  4.37% Net  10.37% Net

   1              1,238       1,330      1,422          0         15         107
   2              2,417       2,678      2,950         878     1,139       1,411
   3              3,536       4,042      4,594       1,997     2,504       3,055
   4              4,591       5,421      6,362       3,052     3,882       4,823
   5              5,580       6,811      8,264       4,041     5,272       6,726
   6              6,498       8,206     10,310       5,036     6,744       8,848
   7              7,338       9,600     12,506       5,953     8,215      11,121
   8              8,092      10,983     14,862       6,860     9,752      13,630
   9              8,750      12,346     17,386       7,673    11,269      16,308
   10             9,305      13,679     20,090       8,535    12,910      19,321
   15            10,296      19,663     37,119      10,296    19,663      37,119
   20 (age 65     6,871      22,911     62,413       6,871    22,911      62,413
   30 (age 75)      *          *       173,278         *         *       173,278
   40 (age 85)      *          *       473,739         *         *       473,739
   54 (age 99)      *          *     1,791,360         *         *     1,791,360


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                          LINCOLN BENEFIT LIFE COMPANY

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           HYPOTHETICAL ILLUSTRATIONS

                            Male issue age 45

               Face Amount                   Preferred Non-
                  $150,000                    Smoker Class

               Annual Premium                Death Benefit
                  $2,935                       Option 1


                         Current Cost of Insurance Rates



                                    DEATH BENEFIT
                             Assuming Hypothetical Gross and
                             Net Annual Investment Return of
           Policy           0% Gross      6%Gross    12% Gross
           Year            -1.43% Net     4.57% Net  10.57% Net

           1               150,000         150,000      150,000
           2               150,000         150,000      150,000
           3               150,000         150,000      150,000
           4               150,000         150,000      150,000
           5               150,000         150,000      150,000
           6               150,000         150,000      150,000
           7               150,000         150,000      150,000
           8               150,000         150,000      150,000
           9               150,000         150,000      150,000
           10              150,000         150,000      150,000
           15              150,000         150,000      150,000
           20 (age 65)     150,000         150,000      188,144
           30 (age 75)     150,000         150,000      492,481
           40 (age 85)     150,000         258,225    1,340,123
           54 (age 99)     150,000         495,950    5,088,498



                          POLICY VALUE                    SURRENDER VALUE
               Assuming Hypothetical Gross and     Assuming Hypothetical Gross and
               Net Annual Investment Return of     Net Annual Investment Return of
     Policy   0% Gross     6% Gross    12% Gross    0% Gross     6% Gross    12% Gross
      Year   -1.43% Net   4.57% Net    10.57% Net  -1.43% Net   4.57% Net   10.57% Net

   1             2,300         2,455      2,610     761              916        1,071
   2             4,536         4,990      5,464     2,998          3,452        3,925
   3             6,716         7,617      8,594     5,177          6,078        7,055
   4             8,838        10,337     12,029     7,299          8,798       10,491
   5            10,902        13,155     15,802     9,363         11,616       14,264
   6            12,916        16,083     19,958    11,455         14,621       18,496
   7            14,864        19,108     24,520    13,479         17,724       23,135
   8            16,750        22,242     29,539    15,519         21,011       28,308
   9            18,561        25,476     35,055    17,484         24,399       33,978
   10           20,298        28,816     41,123    19,528         28,046       40,354
   15           28,450        48,016     83,134    28,450         48,016       83,134
   20 (age 65)  34,952        71,767    154,217    34,952         71,767      154,217
   30 (age 75)  35,604       137,949    460,263    35,604        137,949      460,263
   40 (age 85)       0       245,929  1,276,308         0        245,929    1,276,308
   54 (age 99)       0       495,950  5,088,498         0        495,950    5,088,498


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.


                          LINCOLN BENEFIT LIFE COMPANY
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS

                   Face Amount  Male issue age 45
                   $150,000             Preferred Non-
                Annual Premium          Smoker Class
                     $2,935             Death Benefit
                                          Option 1

                       Guaranteed Cost of Insurance Rates




                                     DEATH BENEFIT
                             Assuming Hypothetical Gross and
                             Net Annual Investment Return of
          Policy           0% Gross       6% Gross     12% Gross
           Year           -1.63% Net      4.37% Net    10.37% Net

            1              150,000          150,000    150,000
            2              150,000          150,000    150,000
            3              150,000          150,000    150,000
            4              150,000          150,000    150,000
            5              150,000          150,000    150,000
            6              150,000          150,000    150,000
            7              150,000          150,000    150,000
            8              150,000          150,000    150,000
            9              150,000          150,000    150,000
            10             150,000          150,000    150,000
            15             150,000          150,000    150,000
            20 (age 65)    150,000          150,000    170,296
            30 (age 75)    150,000          150,000    433,851
            40 (age 85)    150,000          168,416  1,139,284
            54 (age 99)    150,000          321,965  4,064,200


                            POLICY VALUE                     SURRENDER VALUE
                    Assuming Hypothetical Gross       Assuming Hypothetical Gross and
                and Net Annual Investment Return of   Net Annual Investment Return of
  Policy        0% Gross     6% Gross      12% Gross   0% Gross     6% Gross    12% Gross
   Year        -1.63% Net    4.37% Net     10.37% Net  -1.63% Net   4.37% Net   10.37% Net

     `
    1               2,248       2,401         2,555          709         863       1,016
    2               4,423       4,870         5,337        2,884       3,331       3,798
    3               6,523       7,407         8,367        4,984       5,869       6,828
    4               8,548      10,014        11,671        7,009       8,475      10,132
    5              10,494      12,691        15,274        8,955      11,152      13,735
    6              12,359      15,435        19,206       10,897      13,973      17,744
    7              14,136      18,246        23,495       12,751      16,861      22,110
    8              15,820      21,119        28,177       14,588      19,888      26,946
    9              17,401      24,050        33,289       16,324      22,973      32,212
    10             18,876      27,038        38,876       18,107      26,268      38,107
    15             24,561      43,016        76,531       24,561      43,016      76,531
    20 (age 65)    26,286      60,477       139,587       26,283      60,477     139,587
    30 (age 75)     3,335      99,011       405,468        3,335      99,011     405,468
    40 (age 85)       0       160,397     1,085,033           0      160,397   1,085,033
    54 (age 99)       0       321,965     4,064,200           0      321,965   4,064,200


Assumes the premium shown is paid at the beginning of each policy year. Values would be different if premiums are paid with a different frequency or in different amounts.

Assumes that no policy loans or withdrawals have been made. An * indicates lapse in the absence of additional premium payment.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual investment rates of return may be more or less than those shown and will depend on a number of different factors, including the investment allocations by the owner and different in-vestment rates of return for the portfolios. The death benefit, policy value, and surrender value for a policy would be different from those shown if the actual investment rates of return averaged the rates shown above over a period of years, but fluctuated above or below those averages for individual policy years. No representation can be made by the company or the fund that this assumed investment rate of return can be achieved for any one year or sustained over a period of time.



                                     PART II
                     CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

      Facing Page
      Cross Reference Sheet required by Rule 404(c)
      A Prospectus consisting of 96 pages relating to the Flexible Premium
        Variable Life Insurance Policies
      Undertaking to File Reports
      Indemnification Undertaking
      Representation Relating to Rule 6e-3(T)
      Section 26(e) Representation
      Signature Page
      Exhibits


                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.



                           INDEMNIFICATION UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officer and controlling persons of the Registrant, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



                     REPRESENTATION RELATING TO RULE 6e-3(T)

     This filing is made pursuant to 6e-3(T) under the Investment Company Act of 1940.

                          SECTION 26(e) REPRESENTATION

     Lincoln Benefit Life hereby represents that, as to the variable universal life insurance policies which are the subject of this Registration Statement, File No. 33-67386, the fees and charges deducted under the policy, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Lincoln Benefit Life.


                                    EXHIBITS
                                    --------

 (1)  Resolution  of the Board of Directors of Lincoln  Benefit Life Company
        authorizing establishment of Registrant.................................      *
 (2)  Custodian Agreement.......................................................      Not Applicable
 (3)  (a) Form of Underwriting Agreement........................................      ****
      (b) Form of Dealer Agreement..............................................      *****
      (c) Schedule of Sales Commissions.........................................      ***
 (4)  Other Agreements..........................................................      Not Applicable
 (5)  Flexible Premium Policy...................................................      ***
 (6)  (a) Articles of Incorporation of
          Lincoln Benefit Life Company..........................................      *
      (b) By-Laws of Lincoln Benefit Life Company...............................      *
 (7)  Insurance Company Blanket Bond............................................      *
 (8)  Fund Participation Agreements:
      (a) Janus Aspen Series....................................................      *
      (b) Fidelity Variable Insurance Products Fund I...........................      *
      (c) Fidelity Variable Insurance Products Fund II..........................      *
      (d) Scudder Variable Life Investment Fund.................................      *
      (e) Federated Insurance Management Series.................................      *
      (f) Investment Advisers Inc...............................................      ***
 (9)  Other Material Contracts..................................................      Not Applicable
(10)  Application Form..........................................................      * and **
(11)  (a) Consent of Independent Auditors.......................................      Herewith
      (b) Consent of Attorneys..................................................      Herewith
(12)  Opinion and Consent of Counsel............................................      ***
(13)  Actuarial Opinion and Consent.............................................      ***
(14)  Actuarial basis of payment and cash value adjustment pursuant to Rule
      6e-3(T)(b)(13)(v)(B)......................................................      ***
(15)  Procedures Memorandum pursuant to Rule
      6e-3(T)(b)(12)(ii)........................................................      ***
(16)  Powers of Attorney........................................................      Not Applicable
(27)  Financial Data Schedules..................................................      Not Applicable

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333- 47717, filed March 11, 1998

** Post-Effective Amendment #8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed April 30, 1997.

*** Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 333-47717, filed April 30, 1998.

**** Post-Effective  Amendment  #1 to  Registration  Statement  on Form  S-6 for
     Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed January 22, 1999.

*****Post-Effective  Amendment No. 3 to  Registration  statement on Form N-4 for
     Lincoln Benefit Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 1, 1999.


                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this 15th day of April, 1999.


                          LINCOLN BENEFIT LIFE VARIABLE
                                  LIFE ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                         By: /s/B. Eugene Wraith
                         ---------------------------
                         B. Eugene Wraith, President
                         and Chief Operating Officer


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURE                           TITLE                        DATE
---------                           -----                        ----


/s/ B. EUGENE WRAITH
---------------------------------  President, Chief Operating
B. Eugene Wraith                     Officer and Director         April 15, 1999
(PRINCIPAL EXECUTIVE OFFICER)

      /s/ ROBERT E. RICH
---------------------------------  Executive Vice President       April 15, 1999
Robert E. Rich                       and Director

   /s/ MARVIN P. EHLY
--------------------------------   Senior Vice President
Marvin P. Ehly                       Treasurer and Director       April 15, 1999
(PRINCIPAL FINANCIAL OFFICER)

    /s/ JANET P. ANDERBERY
--------------------------------   Vice President and
Janet P. Anderbery                   Controller                   April 15, 1999
(PRINCIPAL ACCOUNTING OFFICER)

-------------------------------    Chairman of the Board and      April 15, 1999
Peter H. Heckman                     Chief Executive Officer


-------------------------------    Director                       April 15, 1999
Louis G. Lower, II

   /s/ JOHN H. COLEMAN III
-------------------------------    Director                       April 15, 1999
John H. Coleman III

      /s/ JOHN J. MORRIS
-------------------------------    Director                       April 15, 1999
John J. Morris

     /s/ DOUGLAS F. GAER
-------------------------------    Director                       April 15, 1999
Douglas F. Gaer

-------------------------------    Director                       April 15, 1999
Kevin Slawin

-------------------------------    Director                       April 15, 1999
Michael J. Velotta

   /s/ CAROL S. WATSON
-------------------------------    Director                       April 15, 1999
Carol S. Watson

       /s/ DEAN M. WAY
-------------------------------    Director                       April 15, 1999
Dean M. Way

-------------------------------    Director                       April 15, 1999
Patricia W. Wilson

-------------------------------
Thomas J. Wilson, II               Director                       April 15, 1999




                                INDEX TO EXHIBITS

                                       FOR

                       REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



EXHIBIT NO.
-----------

11(a)    Consent of Independent Auditors
11(b)    Consent of Attorneys